UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (646) 360-0204

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

GOOSE HOLLOW TACTICAL ALLOCATION ETF (GHTA)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

No Votes During The Period 07/01/2021-06/30/2022

GREENWICH IVY LONG-SHORT FUND (GIVYX )

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

FedEx Corp.	FDX	31428X106	Annual Meeting	9/27/2021	8/2/2021	Management	1A	Election of Director: MARVIN R. ELLISON	For	With
						Management	1B	Election of Director: SUSAN PATRICIA GRIFFITH	For	With
						Management	1C	Election of Director: KIMBERLY A. JABAL	For	With
						Management	1D	Election of Director: SHIRLEY ANN JACKSON	For	With
						Management	1E	Election of Director: R. BRAD MARTIN	For	With
						Management	1F	Election of Director: JOSHUA COOPER RAMO	For	With
						Management	1G	Election of Director: SUSAN C. SCHWAB	For	With
						Management	1H	Election of Director: FREDERICK W. SMITH	For	With
						Management	1I	Election of Director: DAVID P. STEINER	For	With
						Management	1J	Election of Director: RAJESH SUBRAMANIAM	For	With
						Management	1K	Election of Director: PAUL S. WALSH	For	With
						Management	2	Advisory vote to approve named executive officer compensation.	For	With
						Management	3	Ratify the appointment of Ernst & Young LLP as FedEx's independent registered public accounting firm for fiscal year 2022.	For	With
						Stockholder	4	Stockholder proposal regarding independent board chairman.	Against	With
						Stockholder	5	Stockholder proposal regarding report on alignment between company values and electioneering contributions.	Against	With
						Stockholder	6	Stockholder proposal regarding lobbying activity and expenditure report.	Against	With
						Stockholder	7	Stockholder proposal regarding assessing inclusion in the workplace.	Against	With
						Stockholder	8	Stockholder proposal regarding shareholder ratification of termination pay.	Against	With

Farfetch Ltd.	FTCH	30744W107	Annual Meeting	11/17/2021	9/20/2021	Management	1

To resolve as an ordinary resolution that the authorised share capital of Farfetch Limited be increased: (a) FROM: US$20,000,000 divided into 500,000,000 shares with a nominal or par value of US$0.04 each. (b) TO: US$40,000,000 divided into 1,000,000,000 shares with a nominal or par value of US$0.04 each.

									For	With
						Management	2

To resolve as a special resolution that the existing Memorandum and Articles of Association of Farfetch Limited be replaced in their entirety with the new Amended and Restated Memorandum and Articles of Association in the form tabled at the meeting.

									For	With

Agnico Eagle Mines, Ltd.	AEM	008474108	Special Meeting	11/26/2021	10/13/2021	Management	1

To consider, and if deemed advisable, to pass, with or without variation, an ordinary resolution, the full text of which is set forth in Appendix A to the accompanying joint management information circular of Agnico Eagle Mines Limited (the "Company") and Kirkland Lake Gold Ltd.("Kirkland") dated October 29, 2021 (the "Circular"), approving the issuance by the Company of such number of common shares of the Company as may be required to be issued pursuant to or in connection with the plan of arrangement under section 182 of the Business Corporations Act (Ontario) involving, among others, Kirkland and the Company, in accordance with the terms of the merger agreement dated September 28, 2021 between the Company and Kirkland (as amended, supplemented or otherwise modified from time to time), as more particularly described in the Circular.

									For	With

Apollo Global Management, Inc.	APO	37612306	Special Meeting	12/17/2021	11/4/2021	Management	1

TO ADOPT THE AGREEMENT AND PLAN OF MERGER, BY AND AMONG APOLLO GLOBAL MANAGEMENT, INC., ATHENE HOLDING LTD., TANGO HOLDINGS, INC., BLUE MERGER SUB, LTD. AND GREEN MERGER SUB, INC. WHICH, AS IT MAY BE AMENDED FROM TIME TO TIME, IS REFERRED TO AS THE "MERGER AGREEMENT" AND WHICH PROPOSAL IS REFERRED TO AS THE "AGM MERGER AGREEMENT PROPOSAL".

									For	With
						Management	2

TO ADOPT AN AMENDED AND RESTATED CERTIFICATE OF INCORPORATION OF APOLLO GLOBAL MANAGEMENT, INC., WHICH IS REFERRED TO AS THE "AGM CHARTER AMENDMENT" AND WHICH PROPOSAL IS REFERRED TO AS THE "AGM CHARTER AMENDMENT PROPOSAL".

									For	With
						Management	3

TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGM MERGER AGREEMENT PROPOSAL OR THE AGM CHARTER AMENDMENT PROPOSAL OR TO ENSURE THAT ANY SUPPLEMENT OR AMENDMENT TO THE JOINT PROXY STATEMENT/PROSPECTUS ACCOMPANYING THIS NOTICE IS TIMELY PROVIDED TO STOCKHOLDERS OF APOLLO GLOBAL MANAGEMENT, INC.

									For	With

Baidu, Inc.	BIDU	056752108	Special Meeting	12/7/2021	11/5/2021	Management	1	As a special resolution: Resolution No. 1 set out in the Meeting Notice of the Extraordinary General Meeting (to approve the adoption of the Company's dual foreign name).	Abstain	None
						Management	2	As a special resolution: Resolution No. 2 set out in the Meeting Notice of the Annual Extraordinary General Meeting (to approve the adoption of the Amended M&AA).	Abstain	None
						Management	3	Resolution No. 3 set out in the Meeting Notice of the Extraordinary General Meeting (to approve the filings of adoption of the Company's dual foreign name and the Amended M&AA).	Abstain	None

Madison Square Garden Entertainment Corp.	MSGE	55826T102	Annual Meeting	12/10/2021	10/13/2021	Management	1

Vote Board of Directors:                                                      Election of Director: Martin BandierElection of Director: Joseph J. LhotaElection of Director: Joel M. LitvinElection of Director: Frederic V. SalernoElection of Director: John L. Sykes

									For All	With
						Management	2	Ratification of the appointment of our independent registered public accounting firm.	For	With

Sea Ltd.	SE	81141R100	Annual Meeting	2/14/2022	1/14/2022	Management	1

AS A SPECIAL RESOLUTION, that the Eighth Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended and restated by their deletion in their entirety and the substitution in their place of the Ninth Amended and Restated Memorandum and Articles of Association annexed as Annex A of the Notice of the Annual General Meeting.

									For	With

Sea Ltd.	SE	81141R100	Annual Meeting	2/14/2022	1/14/2022	Management	1

AS A SPECIAL RESOLUTION, that the Eighth Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended and restated by their deletion in their entirety and the substitution in their place of the Ninth Amended and Restated Memorandum and Articles of Association annexed as Annex A of the Notice of the Annual General Meeting.

									For	With

Stellantis N.V.	STLA	N82405106	Annual Meeting	4/13/2022	2/22/2022	Management	2c	Remuneration Report 2021 (advisory voting).	For	With
						Management	2d	Adoption of the Annual Accounts 2021.	For	With
						Management	2e	Approval of 2021 dividend.	For	With
						Management	2f	Granting of discharge to the directors in respect of the performance of their duties during the financial year 2021.	For	With
						Management	3	Proposal to appoint Ernst & Young Accountants LLP as the Company's independent auditor.	For	With
						Management	4	Proposal to authorize the Board of Directors to acquire fully paid-up common shares in the Company's own share capital in accordance with article 9 of the Company's articles of association.	For	With

Boeing Co.	BA	097023105	Annual Meeting	4/29/2022	2/28/2022	Management	1A	Election of Director: Robert A. Bradway	For	With
						Management	1B	Election of Director: David L. Calhoun	For	With
						Management	1C	Election of Director: Lynne M. Doughtie	For	With
						Management	1D	Election of Director: Lynn J. Good	For	With
						Management	1E	Election of Director: Stayce D. Harris	For	With
						Management	1F	Election of Director: Akhil Johri	For	With
						Management	1G	Election of Director: David L. Joyce	For	With
						Management	1H	Election of Director: Lawrence W. Kellner	For	With
						Management	1I	Election of Director: Steven M. Mollenkopf	For	With
						Management	1J	Election of Director: John M. Richardson	For	With
						Management	1K	Election of Director: Ronald A. Williams	For	With
						Management	2	Approve, on an Advisory Basis, Named Executive Officer Compensation.	For	With
						Management	3	Approve The Boeing Company Global Stock Purchase Plan.	For	With
						Management	4	Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2022.	For	With
						Stockholder	5	Additional Report on Lobbying Activities.	Against	With
						Stockholder	6	Additional Report on Charitable Contributions.	Against	With
						Stockholder	7	Reduce Threshold to Call Special Meetings from 25% to 10%.	Against	With
						Stockholder	8	Report on Net Zero Indicator.	For	With

Boeing Co.	BA	097023105	Annual Meeting	4/29/2022	2/28/2022	Management	1A	Election of Director: Robert A. Bradway	For	With
						Management	1B	Election of Director: David L. Calhoun	For	With
						Management	1C	Election of Director: Lynne M. Doughtie	For	With
						Management	1D	Election of Director: Lynn J. Good	For	With
						Management	1E	Election of Director: Stayce D. Harris	For	With
						Management	1F	Election of Director: Akhil Johri	For	With
						Management	1G	Election of Director: David L. Joyce	For	With
						Management	1H	Election of Director: Lawrence W. Kellner	For	With
						Management	1I	Election of Director: Steven M. Mollenkopf	For	With
						Management	1J	Election of Director: John M. Richardson	For	With
						Management	1K	Election of Director: Ronald A. Williams	For	With
						Management	2	Approve, on an Advisory Basis, Named Executive Officer Compensation.	For	With
						Management	3	Approve The Boeing Company Global Stock Purchase Plan.	For	With
						Management	4	Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2022.	For	With
						Stockholder	5	Additional Report on Lobbying Activities.	Against	With
						Stockholder	6	Additional Report on Charitable Contributions.	Against	With
						Stockholder	7	Reduce Threshold to Call Special Meetings from 25% to 10%.	Against	With
						Stockholder	8	Report on Net Zero Indicator.	For	With

The Williams Co., Inc.	WMB	969457100	Annual Meeting	4/26/2022	2/25/2022	Management	1A	Election of director for a one-year term: Alan S.Armstrong	For	With
						Management	1B	Election of director for a one-year term: Stephen W. Bergstrom	For	With
						Management	1C	Election of director for a one-year term: Nancy K. Buese	For	With
						Management	1D	Election of director for a one-year term: Michael A. Creel	For	With
						Management	1E	Election of director for a one-year term: Stacey H. Doré	For	With
						Management	1F	Election of director for a one-year term: Richard E. Muncrief	For	With
						Management	1G	Election of director for a one-year term: Peter A. Ragauss	For	With
						Management	1H	Election of director for a one-year term: Rose M. Robeson	For	With
						Management	1I	Election of director for a one-year term: Scott D. Sheffield	For	With
						Management	1J	Election of director for a one-year term: Murray D. Smith	For	With
						Management	1K	Election of director for a one-year term: William H. Spence	For	With
						Management	1L	Election of director for a one-year term: Jesse J. Tyson	For	With
						Management	2	Ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	Approve, on an advisory basis, the compensation of our named executive officers.	For	With

AbbVie, Inc.	ABBV	00287Y109	Annual Meeting	5/6/2022	3/7/2022	Management	1	Vote Board of Directors: Election of Director: William H.L. Burnside; Election of Director: Thomas C. Freyman; Election of Director: Brett J. Hart; Election of Director: Edward J. Rapp	For	With
						Management	2	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2022	For	With
						Management	3	Say on Pay - An advisory vote on the approval of executive compensation	For	With
						Management	4	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting	For	With
						Stockholder	5	to Adopt a Policy to Require Independent Chairman	Against	With
						Stockholder	6	to Seek Shareholder Approval of Certain Termination Pay Arrangements	Against	With
						Stockholder	7	Stockholder Proposal - to Issue a Report on Board Oversight of Competition Practices	Against	With
						Stockholder	8	to Issue an Annual Report on Political Spending	Against	With

AT&T, Inc.	T	00206R102	Annual Meeting	5/19/2022	3/21/2022	Management	1A	Election of Director: Samuel A. Di Piazza, Jr.	For	With
						Management	1B	Election of Director: Scott T. Ford	For	With
						Management	1C	Election of Director: Glenn H. Hutchins	For	With
						Management	1D	Election of Director: William E. Kennard	For	With
						Management	1E	Election of Director: Debra L. Lee	For	With
						Management	1F	Election of Director: Stephen J. Luczo	For	With
						Management	1G	Election of Director: Michael B. McCallister	For	With
						Management	1H	Election of Director: Beth E. Mooney	For	With
						Management	1I	Election of Director: Matthew K. Rose	For	With
						Management	1J	Election of Director: John T. Stankey	For	With
						Management	1K	Election of Director: Cynthia B. Taylor	For	With
						Management	1L	Election of Director: Luis A. Ubiñas	For	With
						Management	1M	Election of Director: Geoffrey Y. Yang	For	With
						Management	2	Ratification of the appointment of independent auditors	For	With
						Management	3	Advisory approval of executive compensation	For	With
						Stockholder	4	Improve executive compensation program	Against	With
						Stockholder	5	Independent board chairman	Against	With
						Stockholder	6	Political congruency report	Against	With
						Stockholder	7	Civil rights and non-discrimination audit	Against	With

ChampionX Corp.	CHX	15872M104	Annual Meeting	5/11/2022	3/14/2022	Management	1.1	Election of Director: Heidi S. Alderman	For	With
						Management	1.2	Election of Director: Mamatha Chamarthi	For	With
						Management	1.3	Election of Director: Gary P. Luquette	For	With
						Management	1.4	Election of Director: Stuart Porter	For	With
						Management	1.5	Election of Director: Daniel W. Rabun	For	With
						Management	1.6	Election of Director: Sivasankaran Somasundaram	For	With
						Management	1.7	Election of Director: Stephen M. Todd	For	With
						Management	1.8	Election of Director: Stephen K. Wagner	For	With
						Management	2	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Registered Public Accounting Firm for 2022	For	With
						Management	3	Advisory Vote to Approve the Compensation of ChampionX's Named Executive Officers for 2021	For	With

Bristol-Myers Squibb Co.	BMY	110122108	Annual Meeting	5/3/2022	3/14/2022	Management	1A	Election of Director: Peter J. Arduini	For	With
						Management	1B	Election of Director: Giovanni Caforio, M.D.	For	With
						Management	1C	Election of Director: Julia A. Haller, M.D.	For	With
						Management	1D	Election of Director: Manuel Hidalgo Medina, M.D., Ph.D.	For	With
						Management	1E	Election of Director: Paula A. Price	For	With
						Management	1F	Election of Director: Derica W. Rice	For	With
						Management	1G	Election of Director: Theodore R. Samuels	For	With
						Management	1H	Election of Director: Gerald L. Storch	For	With
						Management	1I	Election of Director: Karen H. Vousden, Ph.D.	For	With
						Management	1J	Election of Director: Phyllis R. Yale	For	With
						Management	2	Advisory Vote to Approve the Compensation of our Named Executive Officers.	For	With
						Management	3	Ratification of the Appointment of an Independent Registered Public Accounting Firm.	For	With
						Stockholder	4	Shareholder Proposal to Lower the Ownership Threshold for Special Shareholder Meetings to 10%.	Against	With
						Stockholder	5	Shareholder Proposal on the Adoption of a Board Policy that the Chairperson of the Board be an Independent Director.	Against	With

Core Laboratories N.V.	CLB	N22717107	Annual Meeting	5/19/2022	4/21/2022	Management	1A	Election of Class II supervisory Director to serve until 2025 annual meeting: Katherine Murray	For	With
						Management	1B	Re-Election of Class II Supervisory Director to serve until 2025 annual meeting: Martha Carnes	For	With
						Management	1C	Re-election of Class II Supervisory Director to serve until 2025 annual meeting: Michael Straughen	For	With
						Management	2	To appoint KPMG, including its U.S. and Dutch affiliates (collectively, "KPMG"), as the Company's independent registered public accountants for the year ending December 31, 2022.	For	With
						Management	3

To confirm and adopt our Dutch Statutory Annual Accounts in the English language for the fiscal year ended December 31, 2021, following a discussion of our Dutch Report of the Management Board for that same period.

									For	With
						Management	4	To approve and resolve the cancellation of our repurchased shares held at 12:01 a.m. CEST on May 19, 202	For	With
						Management	5

To approve and resolve the extension of the existing authority to repurchase up to 10% of our issued share capital from time to time for an 18-month period, until November 19, 2023, and such repurchased shares may be used for any legal purpose.

									For	With
						Management	6

To approve and resolve the extension of the authority to issue shares and/or to grant rights (including options to purchase) with respect to our common and preference shares up to a maximum of 10% of outstanding shares per annum until November 19, 2023.

									For	With
						Management	7

To approve and resolve the extension of the authority to limit or exclude the preemptive rights of the holders of our common shares and/or preference shares up to a maximum of 10% of outstanding shares per annum until November 19, 2023

									For	With
						Management	8A

To approve, on an advisory basis, the compensation philosophy, policies and procedures described in the section entitled Compensation Discussion and Analysis ("CD&A"), and the compensation of Core Laboratories N.V.'s named executive officers as disclosed pursuant to the United States Securities and Exchange Commission's compensation disclosure rules, including the compensation tables.

									For	With
						Management	8B	To cast a favorable advisory vote on the remuneration report referred to in Section 2:135b of the Dutch Civil Code for the fiscal year ended December 31, 2021.	For	With

BigCommerce Holdings, Inc.	BIGC	08975P108	Annual Meeting	5/17/2022	3/18/2022	Management	1	Vote Board of Directors: Election of Director: Steven Murray; Election of Director: John T. McDonald	For All	With
						Management	2	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2022.	For	With
						Management	3	Non-binding advisory vote on the frequency of future advisory votes on the compensation paid to our named executive officers.	1 Year	With

Uber Technologies, Inc.	UBER	90353T100	Annual Meeting	5/9/2022	3/14/2022	Management	1A	Election of Director: Ronald Sugar	For	With
						Management	1B	Election of Director: Revathi Advaithi	For	With
						Management	1C	Election of Director: Ursula Burns	For	With
						Management	1D	Election of Director: Robert Eckert	For	With
						Management	1E	Election of Director: Amanda Ginsberg	For	With
						Management	1F	Election of Director: Dara Khosrowshahi	For	With
						Management	1G	Election of Director: Wan Ling Martello	For	With
						Management	1H	Election of Director: Yasir Al-Rumayyan	For	With
						Management	1I	Election of Director: John Thain	For	With
						Management	1J	Election of Director: David Trujillo	For	With
						Management	1K	Election of Director: Alexander Wynaendts	For	With
						Management	2	Advisory vote to approve 2021 named executive officer compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.	For	With
						Stockholder	4	Stockholder proposal to prepare an annual report on lobbying activities.	Against	With

Uber Technologies, Inc.	UBER	90353T100	Annual Meeting	5/9/2022	3/14/2022	Management	1A	Election of Director: Ronald Sugar	For	With
						Management	1B	Election of Director: Revathi Advaithi	For	With
						Management	1C	Election of Director: Ursula Burns	For	With
						Management	1D	Election of Director: Robert Eckert	For	With
						Management	1E	Election of Director: Amanda Ginsberg	For	With
						Management	1F	Election of Director: Dara Khosrowshahi	For	With
						Management	1G	Election of Director: Wan Ling Martello	For	With
						Management	1H	Election of Director: Yasir Al-Rumayyan	For	With
						Management	1I	Election of Director: John Thain	For	With
						Management	1J	Election of Director: David Trujillo	For	With
						Management	1K	Election of Director: Alexander Wynaendts	For	With
						Management	2	Advisory vote to approve 2021 named executive officer compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.	For	With
						Stockholder	4	Stockholder proposal to prepare an annual report on lobbying activities.	Against	With

Merck & Co., Inc.	MRK	58933Y105	Annual Meeting	5/24/2022	3/25/2022	Management	1A	Election of Director: Douglas M. Baker, Jr.	For	With
						Management	1B	Election of Director: Mary Ellen Coe	For	With
						Management	1C	Election of Director: Pamela J. Craig	For	With
						Management	1D	Election of Director: Robert M. Davis	For	With
						Management	1E	Election of Director: Kenneth C. Frazier	For	With
						Management	1F	Election of Director: Thomas H. Glocer	For	With
						Management	1G	Election of Director: Risa J. Lavizzo-Mourey, M.D.	For	With
						Management	1H	Election of Director: Stephen L. Mayo, Ph.D.	For	With
						Management	1I	Election of Director: Paul B. Rothman, M.D.	For	With
						Management	1J	Election of Director: Patricia F. Russo	For	With
						Management	1K	Election of Director: Christine E. Seidman, M.D.	For	With
						Management	1L	Election of Director: Inge G. Thulin	For	With
						Management	1M	Election of Director: Kathy J. Warden	For	With
						Management	1N	Election of Director: Peter C. Wendell	For	With
						Management	2	Non-binding advisory vote to approve the compensation of our named executive officers.	For	With
						Management	3	Ratification of the appointment of the Company's independent registered public accounting firm for 2022.	For	With
						Stockholder	4	Shareholder proposal regarding an independent board chairman.	Against	With
						Stockholder	5	Shareholder proposal regarding access to COVID-19 products.	Against	With
						Stockholder	6	Shareholder proposal regarding lobbying expenditure disclosure.	Against	With

Altria Group, Inc.	MO	02209S103	Annual Meeting	5/19/2022	3/28/2022	Management	1A	Election of Director: Ian L.T. Clarke	For	With
						Management	1B	Election of Director: Marjorie M. Connelly	For	With
						Management	1C	Election of Director: R. Matt Davis	For	With
						Management	1D	Election of Director: William F. Gifford, Jr.	For	With
						Management	1E	Election of Director: Debra J. Kelly-Ennis	For	With
						Management	1F	Election of Director: W. Leo Kiely III	For	With
						Management	1G	Election of Director: Kathryn B. McQuade	For	With
						Management	1H	Election of Director: George Muñoz	For	With
						Management	1I	Election of Director: Nabil Y. Sakkab	For	With
						Management	1J	Election of Director: Virginia E. Shanks	For	With
						Management	1K	Election of Director: Ellen R. Strahlman	For	With
						Management	1L	Election of Director: M. Max Yzaguirre	For	With
						Management	2	Ratification of the Selection of Independent Registered Public Accounting Firm.	For	With
						Management	3	Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers.	For	With
						Stockholder	4	Shareholder Proposal - Commission a Civil Rights Equity Audit.	Against	With

Fidelity National Information Services, Inc.	FIS	31620M106	Annual Meeting	5/25/2022	4/1/2022	Management	1A	Election of Director: Ellen R. Alemany	For	With
						Management	1B	Election of Director: Vijay D'Silva	For	With
						Management	1C	Election of Director: Jeffrey A. Goldstein	For	With
						Management	1D	Election of Director: Lisa A. Hook	For	With
						Management	1E	Election of Director: Keith W. Hughes	For	With
						Management	1F	Election of Director: Kenneth T. Lamneck	For	With
						Management	1G	Election of Director: Gary L. Lauer	For	With
						Management	1H	Election of Director: Gary A. Norcross	For	With
						Management	1I	Election of Director: Louise M. Parent	For	With
						Management	1J	Election of Director: Brian T. Shea	For	With
						Management	1K	Election of Director: James B. Stallings, Jr.	For	With
						Management	1L	Election of Director: Jeffrey E. Stiefler	For	With
						Management	2	Advisory vote on Fidelity National Information Services, Inc. executive compensation.	For	With
						Management	3	To approve the Fidelity National Information Services, Inc. 2022 Omnibus Incentive Plan.	For	With
						Management	4	To approve the Fidelity National Information Services, Inc. Employee Stock Purchase Plan.	For	With
						Management	5	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2022.	For	With

Fidelity National Information Services, Inc.	FIS	31620M106	Annual Meeting	5/25/2022	4/1/2022	Management	1A	Election of Director: Ellen R. Alemany	For	With
						Management	1B	Election of Director: Vijay D'Silva	For	With
						Management	1C	Election of Director: Jeffrey A. Goldstein	For	With
						Management	1D	Election of Director: Lisa A. Hook	For	With
						Management	1E	Election of Director: Keith W. Hughes	For	With
						Management	1F	Election of Director: Kenneth T. Lamneck	For	With
						Management	1G	Election of Director: Gary L. Lauer	For	With
						Management	1H	Election of Director: Gary A. Norcross	For	With
						Management	1I	Election of Director: Louise M. Parent	For	With
						Management	1J	Election of Director: Brian T. Shea	For	With
						Management	1K	Election of Director: James B. Stallings, Jr.	For	With
						Management	1L	Election of Director: Jeffrey E. Stiefler	For	With
						Management	2	Advisory vote on Fidelity National Information Services, Inc. executive compensation.	For	With
						Management	3	To approve the Fidelity National Information Services, Inc. 2022 Omnibus Incentive Plan.	For	With
						Management	4	To approve the Fidelity National Information Services, Inc. Employee Stock Purchase Plan.	For	With
						Management	5	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for 2022.	For	With

Twitter, Inc.	TWTR	90184L102	Annual Meeting	5/25/2022	3/30/2022	Management	1A	Election of Director: Egon Durban	For	With
						Management	1B	Election of Director: Patrick Pichette	For	With
						Management	2	The approval, on an advisory basis, of the compensation of our named executive officers.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	For	With
						Management	4	The approval of an amendment to our amended and restated certificate of incorporation to declassify our board of directors.	For	With
						Stockholder	5	A stockholder proposal regarding a report on risks of the use of concealment clauses, if properly presented at the Annual Meeting.	Against	With
						Stockholder	6	A stockholder proposal regarding a director candidate with human and/or civil rights expertise, if properly presented at the Annual Meeting.	Against	With
						Stockholder	7	A stockholder proposal regarding an audit analyzing the Company's impacts on civil rights and non-discrimination, if properly presented at the Annual Meeting.	Against	With
						Stockholder	8	A stockholder proposal regarding an electoral spending report, if properly presented at the Annual Meeting.	Against	With
						Stockholder	9	A stockholder proposal regarding a report on lobbying activities and expenditures, if properly presented at the Annual Meeting.	Against	With

Twitter, Inc.	TWTR	90184L102	Annual Meeting	5/25/2022	3/30/2022	Management	1A	Election of Director: Egon Durban	For	With
						Management	1B	Election of Director: Patrick Pichette	For	With
						Management	2	The approval, on an advisory basis, of the compensation of our named executive officers.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	For	With
						Management	4	The approval of an amendment to our amended and restated certificate of incorporation to declassify our board of directors.	For	With
						Stockholder	5	A stockholder proposal regarding a report on risks of the use of concealment clauses, if properly presented at the Annual Meeting.	Against	With
						Stockholder	6	A stockholder proposal regarding a director candidate with human and/or civil rights expertise, if properly presented at the Annual Meeting.	Against	With
						Stockholder	7	A stockholder proposal regarding an audit analyzing the Company's impacts on civil rights and non-discrimination, if properly presented at the Annual Meeting.	Against	With
						Stockholder	8	A stockholder proposal regarding an electoral spending report, if properly presented at the Annual Meeting.	Against	With
						Stockholder	9	A stockholder proposal regarding a report on lobbying activities and expenditures, if properly presented at the Annual Meeting.	Against	With

Whitestone REIT	WSR	966084204	Annual Meeting	5/23/2022	2/28/2022	Management	1

Vote Board of Directors: Election of Director: David F. Taylor; Election of Director: Nandita V. Berry; Election of Director: Paul T. Lambert; Election of Director: Jeffrey A. Jones; Election of Director: David K. Holeman

									For All	With
						Management	2	To approve, in an advisory (non-binding) vote, the compensation of our named executive officers (as defined in the accompanying Proxy Statement) (proposal No. 2).	For	With
						Management	3	To ratify the appointment of Pannell Kerr Forster of Texas, P.C. as our independent registered public accounting firm for the fiscal year ending December 31, 2022 (proposal No. 3).	For	With
						Management	4	To approve an amendment to the Company's declaration of trust to allow shareholders to adopt, amend or repeal the Company's bylaws (proposal No. 4).	For	With

Travel + Leisure Co.	TNL	98310W108	Annual Meeting	5/18/2022	3/21/2022	Management	1

Vote Board of Directors: Election of Director: Louise F. Brady; Election of Director: Michael D. Brown; Election of Director: James E. Buckman; Election of Director: George Herrera; Election of Director: Stephen P. Holmes; Election of Director: Lucinda C. Martinez; Election of Director: Denny Marie Post; Election of Director: Ronald L. Rickles; Election of Director: Michael H. Wargotz

									For All	With
						Management	2	A non-binding, advisory resolution to approve our executive compensation program.	For	With
						Management	3	A proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2022.	For	With

LyondellBasell Industries N.V.	LYB	N53745100	Annual Meeting	5/27/2022	3/29/2022	Management	1A	Election of Director: Jacques Aigrain	For	With
						Management	1B	Election of Director: Lincoln Benet	For	With
						Management	1C	Election of Director: Jagjeet (Jeet) Bindra	For	With
						Management	1D	Election of Director: Robin Buchanan	For	With
						Management	1E	Election of Director: Anthony (Tony) Chase	For	With
						Management	1F	Election of Director: Nance Dicciani	For	With
						Management	1G	Election of Director: Robert (Bob) Dudley	For	With
						Management	1H	Election of Director: Claire Farley	For	With
						Management	1I	Election of Director: Michael Hanley	For	With
						Management	1J	Election of Director: Virginia Kamsky	For	With
						Management	1K	Election of Director: Albert Manifold	For	With
						Management	1L	Election of Director: Peter Vanacker	For	With
						Management	2	Discharge of Directors from Liability.	For	With
						Management	3	Adoption of 2021 Dutch Statutory Annual Accounts.	For	With
						Management	4	Appointment of PricewaterhouseCoopers Accountants N.V. as the Auditor of our 2022 Dutch Statutory Annual Accounts.	For	With
						Management	5	Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm.	For	With
						Management	6	Advisory Vote Approving Executive Compensation (Say-on-Pay).	For	With
						Management	7	Authorization to Conduct Share Repurchases.	For	With
						Management	8	Cancellation of Shares.	For	With

Pinterest, Inc.	PINS	72352L106	Annual Meeting	5/26/2022	3/30/2022	Management	1A	Election of Class IIl Director to hold office until the 2025 annual meeting: Leslie J. Kilgore	For	With
						Management	1B	Election of Class IIl Director to hold office until the 2025 annual meeting: Benjamin Silbermann	For	With
						Management	1C	Election of Class IIl Director to hold office until the 2025 annual meeting: Salaam Coleman Smith	For	With
						Management	2	Ratify the audit committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2022	For	With
						Management	3	Approve, on an advisory non-binding basis, the compensation of our named executive officers	For	With

Pinterest, Inc.	PINS	72352L106	Annual Meeting	5/26/2022	3/30/2022	Management	1A	Election of Class IIl Director to hold office until the 2025 annual meeting: Leslie J. Kilgore	For	With
						Management	1B	Election of Class IIl Director to hold office until the 2025 annual meeting: Benjamin Silbermann	For	With
						Management	1C	Election of Class IIl Director to hold office until the 2025 annual meeting: Salaam Coleman Smith	For	With
						Management	2	Ratify the audit committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2022	For	With
						Management	3	Approve, on an advisory non-binding basis, the compensation of our named executive officers	For	With

Store Capital Corp.	STOR	862121100	Annual Meeting	5/26/2022	4/4/2022	Management	1

Vote Board of Directors: Election of Director: Jawad Ahsan; Election of Director: Joseph M. Donovan; Election of Director: David M. Edwards; Election of Director: Mary B. Fedewa; Election of Director: Morton H. Fleischer; Election of Director: William F. Hipp; Election of Director: Tawn Kelley; Election of Director: Catherine D. Rice; Election of Director: Quentin P. Smith, Jr.

									For All	With
						Management	2	To approve, on an advisory basis, the compensation of the Company's named executive officers.	For	With
						Management	3	To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	4	To indicate, on an advisory basis, the preferred frequency of future stockholder advisory votes approving the compensation of our named executive officers.	1 Year	With

TripAdvisor, Inc.	TRIP	896945201	Annual Meeting	6/14/2022	4/18/2022	Management	1

Vote Board of Directors: Election of Director: Gregory B. Maffei; Election of Director: Stephen Kaufer; Election of Director: Jay C. Hoag; Election of Director: Betsy L. Morgan; Election of Director: M. Greg O'Hara; Election of Director: Jeremy Philips; Election of Director: Albert E. Rosenthaler; Election of Director: Jane Sun; Election of Director: Trynka Shineman Blake; Election of Director: Robert S. Wiesenthal

									For All	With
						Management	2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	To consider and act upon any other business that may properly come before the Annual Meeting and any adjournments or postponements thereof.	For	With

American Eagle Outfitters, Inc.	AEO	02553E106	Annual Meeting	6/8/2022	4/14/2022	Management	1.1	Election of Director: Deborah A. Henretta	For	With
						Management	1.2	Election of Director: Cary D. McMillan	For	With
						Management	2	Proposal Two. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending January 28, 2023.	For	With
						Management	3	Proposal Three. Hold an advisory vote on the compensation of our named executive officers.	For	With

Magnite, Inc.	MGNI	55955D100	Annual Meeting	6/7/2022	4/14/2022	Management	1A	Election of Director: Michael Barrett	For	With
						Management	1B	Election of Director: Rachel Lam	For	With
						Management	1C	Election of Director: Robert Spillane	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the current fiscal year.	For	With
						Management	3	To approve, on an advisory basis, of the compensation of the company's named executive officers.	For	With

Magnite, Inc.	MGNI	55955D100	Annual Meeting	6/7/2022	4/14/2022	Management	1A	Election of Director: Michael Barrett	For	With
						Management	1B	Election of Director: Rachel Lam	For	With
						Management	1C	Election of Director: Robert Spillane	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the current fiscal year.	For	With
						Management	3	To approve, on an advisory basis, of the compensation of the company's named executive officers.	For	With

Meta Platforms, Inc.	FB	30303M102	Annual Meeting	5/25/2022	4/1/2022	Management	1

Election of Directors: Election of Director: Peggy Alford; Election of Director: Marc L. Andreessen; Election of Director: Andrew W. Houston; Election of Director: Nancy Killefer; Election of Director: Robert M. Kimmitt; Election of Director: Sheryl K. Sandberg; Election of Director: Sheryl K. Sandberg; Election of Director: Tracey T. Travis; Election of Director: Tony Xu; Election of Director: Mark Zuckerberg

									For All	With
						Management	2	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	To approve, on a non-binding advisory basis, the compensation program for Meta Platforms, Inc.'s named executive officers as disclosed in Meta Platforms, Inc.'s proxy statement.	For	With
						Stockholder	4	A shareholder proposal regarding dual class capital structure.	Against	With
						Stockholder	5	A shareholder proposal regarding an independent chair.	Against	With
						Stockholder	6	A shareholder proposal regarding concealment clauses.	Against	With
						Stockholder	7	A shareholder proposal regarding report on external costs of misinformation.	Against	With
						Stockholder	8	A shareholder proposal regarding report on community standards enforcement.	Against	With
						Stockholder	9	A shareholder proposal regarding report and advisory vote on the metaverse.	Against	With
						Stockholder	10	A shareholder proposal regarding human rights impact assessment.	Against	With
						Stockholder	11	A shareholder proposal regarding child sexual exploitation online.	Against	With
						Stockholder	12	A shareholder proposal regarding civil rights and non-discrimination audit.	Against	With
						Stockholder	13	A shareholder proposal regarding report on lobbying.	Against	With
						Stockholder	14	A shareholder proposal regarding assessment of audit & risk oversight committee.	Against	With
						Stockholder	15	A shareholder proposal regarding report on charitable donations.	Against	With

LyondellBasell Industries N.V.	LYB	N53745100	Annual Meeting	5/27/2022	4/29/2022	Management	1A	Election of Director: Jacques Aigrain	For	With
						Management	1B	Election of Director: Lincoln Benet	For	With
						Management	1C	Election of Director: Jagjeet (Jeet) Bindra	For	With
						Management	1D	Election of Director: Robin Buchanan	For	With
						Management	1E	Election of Director: Anthony (Tony) Chase	For	With
						Management	1F	Election of Director: Nance Dicciani	For	With
						Management	1G	Election of Director: Robert (Bob) Dudley	For	With
						Management	1H	Election of Director: Claire Farley	For	With
						Management	1I	Election of Director: Michael Hanley	For	With
						Management	1J	Election of Director: Virginia Kamsky	For	With
						Management	1K	Election of Director: Albert Manifold	For	With
						Management	1L	Election of Director: Peter Vanacker	For	With
						Management	2	Discharge of Directors from Liability.	For	With
						Management	3	Adoption of 2021 Dutch Statutory Annual Accounts.	For	With
						Management	4	Appointment of PricewaterhouseCoopers Accountants N.V. as the Auditor of our 2022 Dutch Statutory Annual Accounts.	For	With
						Management	5	Ratification of PricewaterhouseCoopers LLP as our Independent Registered Public Accounting Firm.	For	With
						Management	6	Advisory Vote Approving Executive Compensation (Say-on-Pay).	For	With
						Management	7	Authorization to Conduct Share Repurchases.	For	With
						Management	8	Cancellation of Shares.	For	With

Blackstone Mortgage Trust, Inc.	BXMT	09257W100	Annual Meeting	6/16/2022	4/14/2022	Management	1

Vote Board of Directors: Election of Director: Michael B. Nash; Election of Director: Katharine A. Keenan; Election of Director: Leonard W. Cotton; Election of Director: Thomas E. Dobrowski; Election of Director: Martin L. Edelman; Election of Director: Nnenna Lynch; Election of Director: Henry N. Nassau; Election of Director: Jonathan L. Pollack; Election of Director: Lynne B. Sagalyn

									For All	With
						Management	2	Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	For	With
						Management	3	Advisory Vote on Executive Compensation: To approve in a non- binding, advisory vote, the compensation paid to our named executive officers.	For	With
						Management	4	Approve the Blackstone Mortgage Trust, Inc. Stock Incentive Plan.	For	With
						Management	5	Approve the Blackstone Mortgage Trust, Inc. Manager Incentive Plan.	For	With

Liberty Global Plc.	LBTYA	G5480U104	Annual Meeting	6/15/2022	4/28/2022	Management	1	Elect Andrew J. Cole as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	2	Elect Marisa D. Drew as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	3	Elect Richard R. Green as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	4	Elect Daniel E. Sanchez as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	5

Approve, on an advisory basis, the annual report on the implementation of the directors' compensation policy for the year ended December 31, 2021, contained in Appendix A of the proxy statement (in accordance with requirements applicable to U.K. companies).

									For	With
						Management	6	Ratify the appointment of KPMG LLP (U.S.) as Liberty Global's independent auditor for the year ending December 31, 2022.	For	With
						Management	7

Appoint KPMG LLP (U.K.) as Liberty Global's U.K. statutory auditor under the U.K. Companies Act 2006 (the Companies Act) (to hold office until the conclusion of the next annual general meeting at which accounts are laid before Liberty Global).

									For	With
						Management	8	Authorize the audit committee of Liberty Global's board of directors to determine the U.K. statutory auditor's compensation.	For	With
						Management	9

Authorize Liberty Global's board of directors in accordance with Section 570 of the Companies Act to allot equity securities (as defined in Section 560 of the Companies Act) for cash pursuant to the authority conferred under section 551 of the Companies Act by resolution 10 passed at the Annual General Meeting of Liberty Global held on June 11, 2019, without the rights of preemption provided by Section 561 of the Companies Act.

									For	With
						Management	10

Authorize Liberty Global and its subsidiaries to make political donations to political parties, independent election candidates and/or political organizations other than political parties and/or incur political expenditures of up to $1,000,000 under the Companies Act.

									For	With
						Management	11

Approve the form agreements and counterparties pursuant to which Liberty Global may conduct the purchase of its ordinary shares in the capital of Liberty Global and authorize all or any of Liberty Global's directors and senior officers to enter into, complete and make purchases of ordinary shares in the capital of Liberty Global pursuant to the form of agreements and with any of the approved counterparties, which approvals will expire on the fifth anniversary of the 2022 AGM.

									For	With

Liberty Global Plc.	LBTYA	G5480U104	Annual Meeting	6/15/2022	4/28/2022	Management	1	Elect Andrew J. Cole as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	2	Elect Marisa D. Drew as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	3	Elect Richard R. Green as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	4	Elect Daniel E. Sanchez as a director of Liberty Global for a term expiring at the annual general meeting to be held in 2025 or until a successor in interest is appointed.	For	With
						Management	5

Approve, on an advisory basis, the annual report on the implementation of the directors' compensation policy for the year ended December 31, 2021, contained in Appendix A of the proxy statement (in accordance with requirements applicable to U.K. companies).

									For	With
						Management	6	Ratify the appointment of KPMG LLP (U.S.) as Liberty Global's independent auditor for the year ending December 31, 2022.	For	With
						Management	7

Appoint KPMG LLP (U.K.) as Liberty Global's U.K. statutory auditor under the U.K. Companies Act 2006 (the Companies Act) (to hold office until the conclusion of the next annual general meeting at which accounts are laid before Liberty Global).

									For	With
						Management	8	Authorize the audit committee of Liberty Global's board of directors to determine the U.K. statutory auditor's compensation.	For	With
						Management	9

Authorize Liberty Global's board of directors in accordance with Section 570 of the Companies Act to allot equity securities (as defined in Section 560 of the Companies Act) for cash pursuant to the authority conferred under section 551 of the Companies Act by resolution 10 passed at the Annual General Meeting of Liberty Global held on June 11, 2019, without the rights of preemption provided by Section 561 of the Companies Act.

									For	With
						Management	10

Authorize Liberty Global and its subsidiaries to make political donations to political parties, independent election candidates and/or political organizations other than political parties and/or incur political expenditures of up to $1,000,000 under the Companies Act.

									For	With
						Management	11

Approve the form agreements and counterparties pursuant to which Liberty Global may conduct the purchase of its ordinary shares in the capital of Liberty Global and authorize all or any of Liberty Global's directors and senior officers to enter into, complete and make purchases of ordinary shares in the capital of Liberty Global pursuant to the form of agreements and with any of the approved counterparties, which approvals will expire on the fifth anniversary of the 2022 AGM.

									For	With

NXP Semiconductors N.V.	NXPI	N6596X109	Annual Meeting	6/1/2022	5/4/2022	Management	1	Adoption of the 2021 Statutory Annual Accounts	For	With
						Management	2	Discharge of the members of the Board for their responsibilities in the financial year ended December 31, 2021	For	With
						Management	3A	Re-appoint Kurt Sievers as executive director	For	With
						Management	3B	Re-appoint Sir Peter Bonfield as non-executive director	For	With
						Management	3C	Re-appoint Annette Clayton as non-executive director	For	With
						Management	3D	Re-appoint Anthony Foxx as non-executive director	For	With
						Management	3E	Appoint Chunyuan Gu as non-executive director	For	With
						Management	3F	Re-appoint Lena Olving as non-executive director	For	With
						Management	3G	Re-appoint Julie Southern as non-executive director	For	With
						Management	3H	Re-appoint Jasmin Staiblin as non-executive director	For	With
						Management	3I	Re-appoint Gregory Summe as non-executive director	For	With
						Management	3J	Re-appoint Karl-Henrik Sundström as non-executive director	For	With
						Management	4	Authorization of the Board to issue ordinary shares of the Company and grant rights to acquire ordinary shares	For	With
						Management	5	Authorization of the Board to restrict or exclude pre-emption rights accruing in connection with an issue of shares or grant of rights	For	With
						Management	6	Authorization of the Board to repurchase ordinary shares	For	With
						Management	7	Authorization of the Board to cancel ordinary shares held or to be acquired by the Company	For	With
						Management	8	Non-binding, advisory approval of the Named Executive Officers' compensation	For	With

Vector Group Ltd.	VGR	92240M108	Annual Meeting	6/28/2022	5/2/2022	Management	1A	Election of Director: BENNETT S. LEBOW	For	With
						Management	1B	Election of Director: HOWARD M. LORBER	For	With
						Management	1C	Election of Director: RICHARD J. LAMPEN	For	With
						Management	1D	Election of Director: STANLEY S. ARKIN	For	With
						Management	1E	Election of Director: HENRY C. BEINSTEIN	For	With
						Management	1F	Election of Director: RONALD J. BERNSTEIN	For	With
						Management	1G	Election of Director: PAUL V. CARLUCCI	For	With
						Management	1H	Election of Director: JEAN E. SHARPE	For	With
						Management	1I	Election of Director: BARRY WATKINS	For	With
						Management	1J	Election of Director: WILSON L. WHITE	For	With
						Management	2	Advisory approval of executive compensation (say on pay).	For	With
						Management	3	Approval of ratification of Deloitte & Touche LLP as independent registered public accounting firm for the year ending December 31, 2022.	For	With
						Stockholder	4	Advisory approval of a stockholder proposal requesting the Company to amend its governing documents to require the Chairman of the Board of Directors to be an independent director.	Against	With

E2open Parent Holdings, Inc.	ETWO	29788T103	Annual Meeting	7/8/2022	5/9/2022	Management	1.1	Election of Class I Director to serve until the 2025 Annual Meeting: Keith W. Abell	For	With
						Management	1.2	Election of Class I Director to serve until the 2025 Annual Meeting: Stephen C. Daffron	For	With
						Management	1.3	Election of Class I Director to serve until the 2025 Annual Meeting: Eva F. Harris	For	With
						Management	2	To hold an advisory vote to approve the compensation of our named executive officers.	For	With
						Management	3	To hold an advisory vote on the preferred frequency of future stockholder advisory votes on the compensation of the E2open's named executive officers.	1 Year	With
						Management	4	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2023.	For	With

Kyndryl Holdings, Inc.	KD	50155Q100	Annual Meeting	7/28/2022	5/31/2022	Management	1a	Election of Class I Director for a three-year term: Janina Kugel	For	With
						Management	1b	Election of Class I Director for a three-year term: Denis Machuel	For	With
						Management	1c	Election of Class I Director for a three-year term: Rahul N. Merchant	For	With
						Management	2	Approval, in a non-binding vote, of the compensation of the Company's named executive officers.	For	With
						Management	3	Approval, in a non-binding vote, of the frequency of future advisory votes on executive compensation.	1 Year	With
						Management	4	Approval of the amendment and restatement of the Kyndryl 2021 Long-Term Performance Plan.	For	With
						Management	5	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2023.	For	With

Kyndryl Holdings, Inc.	KD	50155Q100	Annual Meeting	7/28/2022	5/31/2022	Management	1a	Election of Class I Director for a three-year term: Janina Kugel	For	With
						Management	1b	Election of Class I Director for a three-year term: Denis Machuel	For	With
						Management	1c	Election of Class I Director for a three-year term: Rahul N. Merchant	For	With
						Management	2	Approval, in a non-binding vote, of the compensation of the Company's named executive officers.	For	With
						Management	3	Approval, in a non-binding vote, of the frequency of future advisory votes on executive compensation.	1 Year	With
						Management	4	Approval of the amendment and restatement of the Kyndryl 2021 Long-Term Performance Plan.	For	With
						Management	5	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2023.	For	With

Skyline Champion Corp.	SKY	830830105	Annual Meeting	7/26/2022	6/3/2022	Management	1.1	Election of Director to serve until the next annual meeting: Keith Anderson	For	With
						Management	1.2	Election of Director to serve until the next annual meeting: Michael Berman	For	With
						Management	1.3	Election of Director to serve until the next annual meeting: Timothy Bernlohr	For	With
						Management	1.4	Election of Director to serve until the next annual meeting: Eddie Capel	For	With
						Management	1.5	Election of Director to serve until the next annual meeting: Michael Kaufman	For	With
						Management	1.6	Election of Director to serve until the next annual meeting: Erin Mulligan Nelson	For	With
						Management	1.7	Election of Director to serve until the next annual meeting: Nikul Patel	For	With
						Management	1.8	Election of Director to serve until the next annual meeting: Gary E. Robinette	For	With
						Management	1.9	Election of Director to serve until the next annual meeting: Mark Yost	For	With
						Management	2	To ratify the appointment of Ernst & Young LLP as Skyline Champion's independent registered public accounting firm.	For	With
						Management	3	To consider a non-binding advisory vote on fiscal 2022 compensation paid to Skyline Champion's named executive officers.	For	With

Cavco Industries, Inc.	CVCO	149568107	Annual Meeting	8/2/2022	6/3/2022	Management	1A	Election of Director: David A. Greenblatt	For	With
						Management	1B	Election of Director: Richard A. Kerley	For	With
						Management	1C	Election of Director: Julia W. Sze	For	With
						Management	2	Proposal to approve the advisory (non-binding) resolution relating to executive compensation.	For	With
						Management	3	Ratification of the appointment of RSM US LLP as the independent registered public accounting firm for fiscal 2023.	For	With

Mercator International Oppourtunity Fund

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Raccoon Holdings, Inc.	3031.T	J64727100	Annual Meeting	7/24/2021	4/30/2021	Management	1	Approve Appropriation of Surplus 剰余金の配当等(A response to this proposalis mandatory)	For	With
						Management	2.1	Appoint a Director who is not Audit and Supervisory Committee Member Ogata,取締役選任 Isao(A response to this proposal is mandatory)	For	With
						Management	2.2	Appoint a Director who is not Audit and Supervisory Committee Member Konno,取締役選任 Satoshi(A response to this proposal is mandatory)	For	With
						Management	2.3	Appoint a Director who is not Audit and Supervisory Committee Member Abe,取締役選任 Tomoki(A response to this proposal is mandatory)	For	With
						Management	2.4	Appoint a Director who is not Audit and Supervisory Committee MemberTamura, 取締役選任 Tomohiro(A response to this proposal is mandatory)	For	With
						Management	2.5	Appoint a Director who is not Audit and Supervisory Committee Member Okubo,取締役選任 Ryuka(A response to this proposal is mandatory)	For	With

Jazz Pharmaceuticals PLC	JAZZ	G50871105	Annual Meeting	7/29/2021	6/2/2021	Management	1A	Election of Director to hold office until the 2024 annual meeting: Peter Gray	For	With
						Management	1B	Election of Director to hold office until the 2024 annual meeting: Kenneth W. O'Keefe	For	With
						Management	1C	Election of Director to hold office until the 2024 annual meeting: Mark D. Smith, M.D.	For	With
						Management	1D	Election of Director to hold office until the 2024 annual meeting: Catherine A. Sohn, Pharm D.	For	With
						Management	2

To ratify, on a non-binding advisory basis, the appointment of KPMG as the independent auditors of Jazz Pharmaceuticals PLC for the fiscal year ending December 31, 2021 and to authorize, in a binding vote, the board of directors, acting through the audit committee, to determine KPMG's rumenration.

									For	With
						Management	3	To approve, on a non-binding advisory basis, the compensation of Jass Pharmaceuticals PLC's named executive officers as disclosed in the proxy statement.	For	With
						Management	4	To renew the Board of Director's existing authority under Irish law to allot and issue ordinary shares.	For	With
						Management	5

To renew the Board of Director's existing authority under Irish law to allot and issue ordinary shares for cash without first offering those ordinary shares to existing shareholders pursuant to the statutory pre-emption right that would otherwise apply.

									For	With
						Management	6

To approve any motion to adjourn the annual meeting, or any adjournments thereof, to another time and place to solicit additional proxies if there are insufficient votes at the time of annual meeting to approve Proposal 5.

									For	With

Jazz Pharmaceuticals PLC	JAZZ	G50871105	Special Meeting	9/23/2021	8/19/2021	Management	1

To grant the board of directors authority under Irish law to allot and issue ordinary shares for cash without first offering those ordinary shares to existing shareholders pursuant to the statutory pre-emption right that would otherwise apply.

									For	With
						Management	2

To approve any motion to adjourn the extraordinary general meeting, or any adjournments thereof, to another time and place to solicit additional proxies if there are insufficient votes at the time of the extraordinary general meeting to approve Proposal 1.

									For	With

BHP Group Ltd.	BHP	88606108	Annual Meeting	11/11/2021	9/10/2021	Management	1	To receive the 2021 Financial Statements and Reports for BHP.	For	With
						Management	2	To reappoint Ernst & Young LLP as the auditor of BHP Group Plc.	For	With
						Management	3	To authorise the Risk and Audit Committee to agree the remuneration of Ernst & Young LLP as the auditor of BHP Group Plc.	For	With
						Management	4	To approve the general authority to issue shares in BHP Group Plc.	For	With
						Management	5	To approve the authority to allot equity securities in BHP Group Plc for cash.	For	With
						Management	6	To authorise the repurchase of shares in BHP Group Plc.	For	With
						Management	7	To approve the 2021 Remuneration Report other than the part containing the Directors' remuneration policy.	For	With
						Management	8	To approve the 2021 Remuneration Report.	For	With
						Management	9	To approve the grant to the Executive Director.	For	With
						Management	10	To re-elect Terry Bowen as a Director of BHP.	For	With
						Management	11	To re-elect Malcolm Broomhead as a Director of BHP.	For	With
						Management	12	To re-elect Xiaoqun Clever as a Director of BHP.	For	With
						Management	13	To re-elect Ian Cockerill as a Director of BHP.	For	With
						Management	14	To re-elect Gary Goldberg as a Director of BHP.	For	With
						Management	15	To re-elect Mike Henry as a Director of BHP.	For	With
						Management	16	To re-elect Ken MacKenzie as a Director of BHP.	For	With
						Management	17	To re-elect John Mogford as a Director of BHP.	For	With
						Management	18	To re-elect Christine O'Reilly as a Director of BHP.	For	With
						Management	19	To re-elect Dion Weisler as a Director of BHP.	For	With
						Management	20	To approve BHP's Climate Transition Action Plan.	For	With
						Management	21	Amendment to the Constitution.	Against	With
						Management	22	Climate-related lobbying.	For	With
						Management	23	Capital protection.	Against	With

Grupo Aeroportuario del Sureste S.A. de C.V.	ASR	40051E202	Annual Meeting	4/20/2022	3/24/2022	Management	1A

Report of the Chief Executive Officer, in accordance with Article 172 of the General Corporations Law and of Article 44, subsection XI, of the Securities Market Law ("Ley del Mercado de Valores"), accompanied by the independent auditor's report, in connection with the operations and results for the fiscal year ended the 31st of December 2021, as well as the Board of Directors' opinion of the content of such report.

									Abstain	N/A
						Management	1B

Report of the Board of Directors in accordance with Article 172, subsection b, of the General Corporations Law, which contains the main policies, as well as the accounting and reporting criteria followed in the preparation of the financial information of the Company.

									Abstain	N/A
						Management	1C	Report of the activities and operations in which the Board of Directors intervened, in accordance with Article 28 IV (e) of the Securities Market Law.	Abstain	N/A
						Management	1D	Individual and consolidated financial statements of the Company for the fiscal year ended December 31, 2021.	Abstain	N/A
						Management	1E	Annual report on the activities carried out by the Audit Committee of the Company in accordance with Article 43 of the Securities Market Law and report on the Company's subsidiaries.	Abstain	N/A
						Management	1F

Report on compliance with the tax obligations of the Company for the fiscal year ended December 31, 2020, in accordance with Article 76, section XIX of the Income Tax Law ("Ley del Impuesto sobre la Renta").

									Abstain	N/A
						Management	2A	Proposal for increase of the legal reserve by Ps. 295,856,740.47.	Abstain	N/A
						Management	2B

Proposal by the Board of Directors to pay an ordinary net dividend in cash from accumulated retained earnings in the amount of $9.03 (nine pesos and three cents, Mexican legal tender) and an extraordinary net dividend in cash from accumulated retained earnings in the amount of $6.00 (six pesos and zero cents, Mexican legal tender) for each of the ordinary "B" and "BB" Series shares.

									Abstain	N/A
						Management	2C

Proposal and, if applicable, approval of the amount of Ps. 1,112,278,069.01 as the maximum amount that may be used by the Company to repurchase its shares in 2022 pursuant to Article 56 of the Securities Market Law; proposal and, if applicable, approval of the provisions and policies regarding the repurchase of Company shares.

									Abstain	N/A
						Management	3A	Administration by the Board of Directors and the Chief Executive Officer for the fiscal year of 2021.	Abstain	N/A
						Management	3BA	Appointment of Director: Fernando Chico Pardo (President)	Abstain	N/A
						Management	3BB	Appointment of Director: José Antonio Pérez Antón	Abstain	N/A
						Management	3BC	Appointment of Director: Pablo Chico Hernández	Abstain	N/A
						Management	3BD	Appointment of Director: Aurelio Pérez Alonso	Abstain	N/A
						Management	3BE	Appointment of Director: Rasmus Christiansen	Abstain	N/A
						Management	3BF	Appointment of Director: Francisco Garza Zambrano	Abstain	N/A
						Management	3BG	Appointment of Director: Ricardo Guajardo Touché	Abstain	N/A
						Management	3BH	Appointment of Director: Guillermo Ortiz Martínez	Abstain	N/A
						Management	3BI	Appointment of Director: Bárbara Garza Lagüera Gonda	Abstain	N/A
						Management	3BJ	Appointment of Director: Heliane Steden	Abstain	N/A
						Management	3BK	Appointment of Director: Diana M. Chavez	Abstain	N/A
						Management	3BL	Appointment of Director: Rafael Robles Miaja (Secretary)	Abstain	N/A
						Management	3BM	Appointment of Director: Ana María Poblanno Chanona (Deputy Secretary)	Abstain	N/A
						Management	3CA	Appointment or ratification, as applicable, of the Chairperson of the Audit Committee: Ricardo Guajardo Touché	Abstain	N/A
						Management	3DA	Appointment or ratification, as applicable, of the persons who serve or will serve on the Nominations and Compensations Committee of the Company: Bárbara Garza Lagüera Gonda (President)	Abstain	N/A
						Management	3DB	Appointment or ratification, as applicable, of the persons who serve or will serve on the Nominations and Compensations Committee of the Company: Fernando Chico Pardo	Abstain	N/A
						Management	3DC	Appointment or ratification, as applicable, of the persons who serve or will serve on the Nominations and Compensations Committee of the Company: José Antonio Pérez Antón	Abstain	N/A
						Management	3EA	Determination of corresponding compensations of Board of Directors: Ps. 77,600.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3EB	Determination of corresponding compensations of Operations Committee: Ps. 77,600.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3EC	Determination of corresponding compensations of Nominations & Compensations Committee: Ps. 77,600.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3ED	Determination of corresponding compensations of Audit Committee: Ps. 110,000.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	3EE	Determination of corresponding compensations of Acquisitions & Contracts Committee: Ps. 25,900.00(net of taxes in Mexican legal tender)	Abstain	N/A
						Management	4A	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Claudio R. Góngora Morales	Abstain	N/A
						Management	4B	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Rafael Robles Miaja	Abstain	N/A
						Management	4C	Appointment of delegates in order to enact the resolutions adopted at the Meeting and, if applicable, to formalize such resolutions: Ana María Poblanno Chanona	Abstain	N/A

ASM Holding N.V.	ASML	N07059202	Annual Meeting	4/29/2022	4/1/2022	Management	3A	Advisory vote on the remuneration report for the Board of Management and the Supervisory Board for the financial year 2021	For	With
						Management	3B	Proposal to adopt the financial statements of the Company for the financial year 2021, as prepared in accordance with Dutch law	For	With
						Management	3D	Proposal to adopt a dividend in respect of the financial year 2021	For	With
						Management	4A	Proposal to discharge the members of the Board of Management from liability for their responsibilities in the financial year 2021	For	With
						Management	4B	Proposal to discharge the members of the Supervisory Board from liability for their responsibilities in the financial year 2021	For	With
						Management	5	Proposal to approve the number of shares for the Board of Management	For	With
						Management	6	Proposal to amend the Remuneration Policy for the Board of Management	For	With
						Management	8D	Proposal to reappoint Ms. T.L. Kelly as a member of the Supervisory Board	For	With
						Management	8E	Proposal to appoint Mr. A.F.M. Everke as a member of the Supervisory Board	For	With
						Management	8F	Proposal to appoint Ms. A.L. Steegen as a member of the Supervisory Board	For	With
						Management	9	Proposal to appoint KPMG Accountants N.V. as external auditor for the reporting years 2023 and 2024	For	With
						Management	11	Proposal to amend the Articles of Association of the Company	For	With
						Management	12A

Authorization to issue ordinary shares or grant rights to subscribe for ordinary shares up to 5% for general purposes and up to 5% in connection with or on the occasion of mergers, acquisitions and/or (strategic) alliances

									For	With
						Management	12B	Authorization of the Board of Management to restrict or exclude pre-emption rights in connection with the authorizations referred to in item 12A.	For	With
						Management	13	Proposal to authorize the Board of Management to repurchase ordinary shares up to 10% of the issued share capital	For	With
						Management	14	Proposal to cancel ordinary shares	For	With

MercadoLibre, Inc.	MELI	58733R102	Annual Meeting	6/8/2022	4/12/2022	Management	1	Vote Board of Directors: Election of Director: Richard Sanders**; Election of Director: Emiliano Calemzuk#; Election of Director: Marcos Galperin#; Election of Director: A.M Petroni Merhy#	For All	With
						Management	2	To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2021.	For	With
						Management	3

Ratification of the appointment of Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited as our independent registered public accounting firm for the fiscal year ending December 31, 2022.

									For	With

Taiwan Semiconductor Manufacturing Co. Ltd.	TSM	874039100	Annual Meeting	6/8/2022	4/8/2022	Management	1	To accept 2021 Business Report and Financial Statements	For	With
						Management	2	To revise the Articles of Incorporation	For	With
						Management	3	To revise the Procedures for Acquisition or Disposal of Assets	For	With
						Management	4	To approve the issuance of employee restricted stock awards for year 2022	For	With

Materialise NV	MTLS	57667T100	Annual Meeting	6/7/2022	5/6/2022	Management	3	Approval of the statutory annual accounts of Materialise NV: Proposed resolution: approval of the statutory annual accounts of Materialise NV relating to the financial year ended on 31 December 2021.	For	With
						Management	4

Appropriation of the result: Proposed resolution: approval to impute the net profit of the financial year 2021, the amount of which is set out in the convocation notice that is provided on our website, to the loss carried forward of the previous financial year.

									For	With
						Management	5	Discharge to the directors: Proposed resolution: granting discharge to the directors for the performance of their mandate during the financial year ended on 31 December 2021.	For	With
						Management	6	Discharge to the auditor: Proposed resolution: granting discharge to the auditor for the performance of his mandate during the financial year ended on 31 December 2021.	For	With
						Management	7A

Proposed resolution: renewing the appointment as director of Mr Wilfried Vancraen, for a period of one year ending after the shareholders' meeting which will be asked to approve the accounts for the financial year 2022.

									For	With
						Management	7B	Proposed resolution: renewing the appointment as director of Mr Peter Leys, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7C	Proposed resolution: renewing the appointment as director of A TRE C CVOA, permanently represented by Mr Johan De Lille, for a ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7D	Proposed resolution: renewing the appointment as director of Ms Hilde Ingelaere, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7E	Proposed resolution: renewing the appointment as director of Mr Jürgen Ingels, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7F	Proposed resolution: renewing the appointment as director of Mr Jos Vander Sloten, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7G	Proposed resolution: renewing the appointment as director of Ms Godelieve Verplancke, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7H	Proposed resolution: renewing the appointment as director Mr Bart Luyten, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7I	Proposed resolution: renewing the appointment as director Mr Volker Hammes, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	7J	Proposed resolution: renewing the appointment as director Mr Sander Vancraen, for a period of one year ending after the ...(due to space limits, see proxy material for full proposal).	For	With
						Management	8	Proposed resolution: increasing the current remuneration paid to non-executive directors and independent members of the audit or ...(due to space limits, see proxy material for full proposal).	For	With
						Management	9	Powers: Proposed resolution: granting powers to Carla Van Steenbergen, Vincent Chantillon and Ben Schepers, each with ...(due to space limits, see proxy material for full proposal).	For	With

BlackBerry Ltd.	BB	09228F103	Annual Meeting	6/22/2022	5/2/2022	Management	1.1	Election of Director: John Chen	For	With
						Management	1.2	Election of Director: Michael A. Daniels	For	With
						Management	1.3	Election of Director: Timothy Dattels	For	With
						Management	1.4	Election of Director: Lisa Disbrow	For	With
						Management	1.5	Election of Director: Richard Lynch	For	With
						Management	1.6	Election of Director: Laurie Smaldone Alsup	For	With
						Management	1.7	Election of Director: V. Prem Watsa	For	With
						Management	1.8	Election of Director: Wayne Wouters	For	With
						Management	2	Re-appointment of Auditors - Resolution approving the re-appointment of PricewaterhouseCoopers LLP as auditors of the Company and authorizing the Board of Directors to fix their remuneration.	For	With
						Management	3

Approval of Unallocated Entitlements under the Equity Incentive Plan - Resolution approving the unallocated entitlements under the Company's Equity Incentive Plan as disclosed in the Management Proxy Circular for the Meeting.

									For	With
						Management	4

Advisory Vote on Executive Compensation - Non-binding advisory resolution that the shareholders accept the Company's approach to executive compensation as disclosed in the Management Proxy Circular for the Meeting.

									For	With

Mindful Conservative MFUL

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

No Votes During The Period 07/01/2021-06/30/2022

Adaptive Core RULE

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Kellogg Co.	K	487836108	Annual Meeting	4/29/2022	3/1/2022	Management	1A	Election of Director (term expires 2025): Rod Gillum	For	With
						Management	1B	Election of Director (term expires 2025): Mary Laschinger	For	With
						Management	1C	Election of Director (term expires 2025): Erica Mann	For	With
						Management	1D	Election of Director (term expires 2025): Carolyn Tastad	For	With
						Management	2	Advisory resolution to approve executive compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as Kellogg's independent registered public accounting firm for fiscal year 2022.	For	With
						Management	4	Management proposal to approve the Kellogg Company 2022 Long-Term Incentive Plan.	For	With
						Stockholder	5	Shareowner proposal for CEO compensation to weigh workforce pay and ownership, if properly presented at the meeting.	For	Against

Bank of America Corp.	BAC	060505104	Annual Meeting	4/26/2022	3/1/2022	Management	1A	Election of Director: Sharon L. Allen	For	With
						Management	1B	Election of Director: Frank P. Bramble, Sr.	For	With
						Management	1C	Election of Director: Pierre J.P. de Weck	For	With
						Management	1D	Election of Director: Arnold W. Donald	For	With
						Management	1E	Election of Director: Linda P. Hudson	For	With
						Management	1F	Election of Director: Monica C. Lozano	For	With
						Management	1G	Election of Director: Brian T. Moynihan	For	With
						Management	1H	Election of Director: Lionel L. Nowell III	For	With
						Management	1I	Election of Director: Denise L. Ramos	For	With
						Management	1J	Election of Director: Clayton S. Rose	For	With
						Management	1K	Election of Director: Michael D. White	For	With
						Management	1L	Election of Director: Thomas D. Woods	For	With
						Management	1M	Election of Director: R. David Yost	For	With
						Management	1N	Election of Director: Maria T. Zuber	For	With
						Management	2	Approving our executive compensation (an advisory, nonbinding "Say on Pay" resolution)	For	With
						Management	3	Ratifying the appointment of our independent registered public accounting firm for 2022.	For	With
						Management	4	Ratifying the Delaware Exclusive Forum Provision in our Bylaws.	For	With
						Stockholder	5	Shareholder proposal requesting a civil rights and nondiscrimination audit.	For	Against
						Stockholder	6	Shareholder proposal requesting adoption of policy to cease financing new fossil fuel supplies.	For	Against
						Stockholder	7	Shareholder proposal requesting a report on charitable donations.	For	Against

Zions Bancorporation	Zion	989701107	Annual Meeting	4/29/2022	2/24/2022	Management	1A	Election of Director: Maria Contreras-Sweet	For	With
						Management	1B	Election of Director: Gary L. Crittenden	For	With
						Management	1C	Election of Director: Suren K. Gupta	For	With
						Management	1D	Election of Director: Claire A. Huang	For	With
						Management	1E	Election of Director: Vivian S. Lee	For	With
						Management	1F	Election of Director: Scott J. McLean	For	With
						Management	1G	Election of Director: Edward F. Murphy	For	With
						Management	1H	Election of Director: Stephen D. Quinn	For	With
						Management	1I	Election of Director: Harris H. Simmons	For	With
						Management	1J	Election of Director: Aaron B. Skonnard	For	With
						Management	1K	Election of Director: Barbara A. Yastine	For	With
						Management	2	Ratification of the appointment of Ernst & Young LLP as the Independent Registered Public Accounting Firm to audit the Bank's financial statements for the current fiscal year.	For	With
						Management	3	Approval, on a nonbinding advisory basis, of the compensation paid to the Bank's named executive officers with respect to fiscal year ended December 31, 2021.	For	With
						Management	4	Approval of the Bank's 2022 Omnibus Incentive Plan.	For	With

AbbVie, Inc.	ABBV	00287Y109	Annual Meeting	5/6/2022	3/7/2022	Management	1	Vote Board of Directors: Election of Director: William H.L. Burnside; Election of Director: Thomas C. Freyman; Election of Director: Brett J. Hart; Election of Director: Edward J. Rapp	For All	With
						Management	2	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2022	For	With
						Management	3	Say on Pay - An advisory vote on the approval of executive compensation	For	With
						Management	4	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting	For	With
						Stockholder	5	to Adopt a Policy to Require Independent Chairman	For	Against
						Stockholder	6	to Seek Shareholder Approval of Certain Termination Pay Arrangements	For	Against
						Stockholder	7	to Issue a Report on Board Oversight of Competition Practices	For	Against
						Stockholder	8	to Issue an Annual Report on Political Spending	For	Against

Archer Daniels Midland Co.	ADM	39483102	Annual Meeting	5/5/2022	3/14/2022	Management	1A	Election of Director: M.S. Burke	For	With
						Management	1B	Election of Director: T. Colbert	For	With
						Management	1C	Election of Director: T.K. Crews	For	With
						Management	1D	Election of Director: D.E. Felsinger	For	With
						Management	1E	Election of Director: S.F. Harrison	For	With
						Management	1F	Election of Director: J.R. Luciano	For	With
						Management	1G	Election of Director: P.J. Moore	For	With
						Management	1H	Election of Director: F.J. Sanchez	For	With
						Management	1I	Election of Director: D.A. Sandler	For	With
						Management	1J	Election of Director: L.Z. Schlitz	For	With
						Management	1K	Election of Director: K.R. Westbrook	For	With
						Management	2	Ratify the appointment of Ernst & Young LLP as independent auditors for the year ending December 31, 2022.	For	With
						Management	3	Advisory Vote on Executive Compensation.	For	With
						Stockholder	4	Stockholder Proposal to Remove the One-Year Holding Period Requirement to Call a Special Stockholder Meeting.	Against	With
						Stockholder	5	Stockholder Proposal Regarding Issuance of a Report on Pesticide Use in Supply Chains.	Against	With

Nucor Corp.	NUE	670346105	Annual Meeting	5/12/2022	3/14/2022	Management	1

Vote Board of Directors: Election of Director: Norma B. Clayton; Election of Director: Patrick J. Dempsey; Election of Director: Christopher J. Kearney; Election of Director: Laurette T. Koellne; Election of Director: Joseph D. Rupp; Election of Director: Leon J. Topalian; Election of Director: John H. Walker; Election of Director: Nadja Y. West

									For All	With
						Management	2	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Nucor's independent registered public accounting firm for 2022	For	With
						Management	3	Approval, on an advisory basis, of Nucor's named executive officer compensation in 2021	For	With

Brown & Brown, Inc.	BRO	115236101	Annual Meeting	5/4/2022	2/28/2022	Management	1

Vote Board of Directors: Election of Director: J. Hyatt Brown; Election of Director: Hugh M. Brown; Election of Director: J. Powell Brown; Election of Director: Lawrence L. Gellerstedt; Election of Director: James C. Hays; Election of Director: Theodore J. Hoepner; Election of Director: James S. Hunt; Election of Director: Toni Jennings; Election of Director: Timothy R.M. Main; Election of Director: H. Palmer Proctor, Jr.; Election of Director: Wendell S. Reilly; Election of Director: Chilton D. Varner

									For All	With
						Management	2	To ratify the appointment of Deloitte & Touche LLP as Brown & Brown, Inc.'s independent registered public accountants for the fiscal year ending December 31, 2022.	For	With
						Management	3	To approve, on an advisory basis, the compensation of named executive officers.	For	With

Marathon Oil Corp.	MRO	565849106	Annual Meeting	5/25/2022	3/28/2022	Management	1A	Election of Director for a one-year term expiring in 2023: Chadwick C. Deaton	For	With
						Management	1B	Election of Director for a one-year term expiring in 2023: Marcela E. Donadio	For	With
						Management	1C	Election of Director for a one-year term expiring in 2023: M. Elise Hyland	For	With
						Management	1D	Election of Director for a one-year term expiring in 2023: Holli C. Ladhani	For	With
						Management	1E	Election of Director for a one-year term expiring in 2023: Brent J. Smolik	For	With
						Management	1F	Election of Director for a one-year term expiring in 2023: Lee M. Tillman	For	With
						Management	1G	Election of Director for a one-year term expiring in 2023: J. Kent Wells	For	With
						Management	2	Ratify the selection of PricewaterhouseCoopers LLP as our independent auditor for 2022.	For	With
						Management	3	Advisory vote to approve the compensation of our named executive officers.	For	With

Organon & Co.	OGN	68622V106	Annual Meeting	6/7/2022	4/8/2022	Management	1A	Election of Class I Director: Robert Essner	For	With
						Management	1B	Election of Class I Director: Shelly Lazarus	For	With
						Management	1C	Election of Class I Director: Cynthia M. Patton	For	With
						Management	1D	Election of Class I Director: Grace Puma	For	With
						Management	2	Approve, on a non-binding advisory basis, the compensation of Organon's Named Executive Officers.	For	With
						Management	3	Approve, on a non-binding advisory basis, the frequency of future votes to approve the compensation of Organon's Named Executive Officers.	1 Year	With
						Management	4	Ratify the appointment of PricewaterhouseCoopers LLP as Organon's independent registered public accounting firm for 2022.	For	With

Monolithic Power Systems, Inc.	MPWR	609839105	Annual Meeting	6/16/2022	4/21/2022	Management	1.1	Election of Director: Michael Hsing	For	With
						Management	1.2	Election of Director: Herbert Chang	For	With
						Management	1.3	Election of Director: Carintia Martinez	For	With
						Management	2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2022.	For	With
						Management	3	Approve, on an advisory basis, the 2021 executive compensation.	For	With

Qualcomm, Inc.	QCOM	747525103	Annual Meeting	03/09/2022	01/10/2022	Management	1

Election of Directors: SYLVIA ACEVEDO, MARK FIELDS, JEFFREY W. HENDERSON, GREGORY N. JOHNSON, ANN M. LIVERMORE, MARK D. McLAUGHLIN, JAMIE S. MILLER, IRENE B. ROSENFELD, KORNELIS (NEIL) SMIT, JEAN-PASCAL TRICOIRE, ANTHONY J. VINCIQUERRA,

									For All	With
							2	The ratification of the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 25, 2022	For	With
							3	Advisory vote to approve the compensation of our named executive officers	For	With

Mohr Growth MOHR

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

American Express Co.	AXP	025816109	Annual Meeting	5/3/2022	3/7/2022	Management	1A	Election of Director for a term of one year: Thomas J. Baltimore	With	With
						Management	1B	Election of Director for a term of one year: Charlene Barshefsky	With	With
						Management	1C	Election of Director for a term of one year: John J. Brennan	With	With
						Management	1D	Election of Director for a term of one year: Peter Chernin	With	With
						Management	1E	Election of Director for a term of one year: Ralph de la Vega	With	With
						Management	1F	Election of Director for a term of one year: Michael O. Leavitt	With	With
						Management	1G	Election of Director for a term of one year: Theodore J. Leonsis	With	With
						Management	1H	Election of Director for a term of one year: Karen L. Parkhill	With	With
						Management	1I	Election of Director for a term of one year: Charles E. Phillips	With	With
						Management	1J	Election of Director for a term of one year: Lynn A. Pike	With	With
						Management	1K	Election of Director for a term of one year: Stephen J. Squeri	With	With
						Management	1L	Election of Director for a term of one year: Daniel L. Vasella	With	With
						Management	1M	Election of Director for a term of one year: Lisa W. Wardell	With	With
						Management	1N	Election of Director for a term of one year: Christopher D. Young	With	With
						Management	2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2022.	With	With
						Management	3	Approval, on an advisory basis, of the Company's executive compensation.	With	With
						Stockholder	4	Shareholder Proposal Relating to Independent Board Chairman.	Against	With

Charter Communications, Inc.	CHTR	16119P108	Annual Meeting	4/26/2022	2/25/2022	Management	1A	Election of Director: W. Lance Conn	For	With
						Management	1B	Election of Director: Kim C. Goodman	For	With
						Management	1C	Election of Director: Craig A. Jacobson	For	With
						Management	1D	Election of Director: Gregory B. Maffei	For	With
						Management	1E	Election of Director: John D. Markley, Jr.	For	With
						Management	1F	Election of Director: David C. Merritt	For	With
						Management	1G	Election of Director: James E. Meyer	For	With
						Management	1H	Election of Director: Steven A. Miron	For	With
						Management	1I	Election of Director: Balan Nair	For	With
						Management	1J	Election of Director: Michael A. Newhouse	For	With
						Management	1K	Election of Director: Mauricio Ramos	For	With
						Management	1L	Election of Director: Thomas M. Rutledge	For	With
						Management	1M	Election of Director: Eric L. Zinterhofer	For	With
						Management	2	The ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ended December 31, 2022.	For	With
						Stockholder	3	Stockholder proposal regarding lobbying activities.	For	Against
						Stockholder	4	Stockholder proposal regarding Chairman of the Board and CEO roles.	For	Against
						Stockholder	5	Stockholder proposal regarding political and electioneering expenditure congruency report.	For	Against
						Stockholder	6	Stockholder proposal regarding disclosure of greenhouse gas emissions.	For	Against
						Stockholder	7	Stockholder proposal regarding EEO-1 reports.	For	Against
						Stockholder	8	Stockholder proposal regarding diversity, equity and inclusion reports.	For	Against

Kraft Heinz Co.	KHC	500754106	Annual Meeting	5/5/2022	3/7/2022	Management	1A	Election of Director: Gregory E. Abel	For	With
						Management	1B	Election of Director: John T. Cahill	For	With
						Management	1C	Election of Director: João M. Castro-Neves	For	With
						Management	1D	Election of Director: Lori Dickerson Fouché	For	With
						Management	1E	Election of Director: Timothy Kenesey	For	With
						Management	1F	Election of Director: Alicia Knapp	For	With
						Management	1G	Election of Director: Elio Leoni Sceti	For	With
						Management	1H	Election of Director: Susan Mulder	For	With
						Management	1I	Election of Director: James Park	For	With
						Management	1J	Election of Director: Miguel Patricio	For	With
						Management	1K	Election of Director: John C. Pope	For	With
						Management	2	Advisory vote to approve executive compensation.	For	With
						Management	3	Advisory vote on the frequency of holding an advisory vote to approve executive compensation.	1 Year	With
						Management	4	Ratification of the selection of PricewaterhouseCoopers LLP as our independent auditors for 2022.	For	With
						Stockholder	5	Stockholder Proposal - Report on water risk, if properly presented.	For	Against

Nucor Corp.	NUE	670346105	Annual Meeting	5/12/2022	3/14/2022	Management	1

Vote Board of Directors: Election of Director: Norma B. Clayton; Election of Director: Patrick J. Dempsey; Election of Director: Christopher J. Kearney; Election of Director: Laurette T. Koellne; Election of Director: Joseph D. Rupp; Election of Director: Leon J. Topalian; Election of Director: John H. Walker; Election of Director: Nadja Y. West

									For All	With
						Management	2	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Nucor's independent registered public accounting firm for 2022	For	With
						Management	3	Approval, on an advisory basis, of Nucor's named executive officer compensation in 2021	For	With

Progressive Corp.	PGR	743315103	Annual Meeting	5/13/2022	3/18/2022	Management	1A	Election of Director: Philip Bleser	For	With
						Management	1B	Election of Director: Stuart B. Burgdoerfer	For	With
						Management	1C	Election of Director: Pamela J. Craig	For	With
						Management	1D	Election of Director: Charles A. Davis	For	With
						Management	1E	Election of Director: Roger N. Farah	For	With
						Management	1F	Election of Director: Lawton W. Fitt	For	With
						Management	1G	Election of Director: Susan Patricia Griffith	For	With
						Management	1H	Election of Director: Devin C. Johnson	For	With
						Management	1I	Election of Director: Jeffrey D. Kelly	For	With
						Management	1J	Election of Director: Barbara R. Snyder	For	With
						Management	1K	Election of Director: Jan E. Tighe	For	With
						Management	1L	Election of Director: Kahina Van Dyke	For	With
						Management	2	Approve The Progressive Corporation Amended and Restated 2017 Directors Equity Incentive Plan.	For	With
						Management	3	Cast an advisory vote to approve our executive compensation program.	For	With
						Management	4	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.	For	With

Hess Corp.	HES	42809H107	Annual Meeting	5/26/2022	4/1/2022	Management	1A	Election of Director to serve for a one-year term expiring in 2023: T.J. CHECKI	For	With
						Management	1B	Election of Director to serve for a one-year term expiring in 2023: L.S. COLEMAN, JR.	For	With
						Management	1C	Election of Director to serve for a one-year term expiring in 2023: L. GLATCH	For	With
						Management	1D	Election of Director to serve for a one-year term expiring in 2023: J.B. HESS	For	With
						Management	1E	Election of Director to serve for a one-year term expiring in 2023: E.E. HOLIDAY	For	With
						Management	1F	Election of Director to serve for a one-year term expiring in 2023: M.S. LIPSCHULTZ	For	With
						Management	1G	Election of Director to serve for a one-year term expiring in 2023: R.J. MCGUIRE	For	With
						Management	1H	Election of Director to serve for a one-year term expiring in 2023: D. MCMANUS	For	With
						Management	1I	Election of Director to serve for a one-year term expiring in 2023: K.O. MEYERS	For	With
						Management	1J	Election of Director to serve for a one-year term expiring in 2023: K.F. OVELMEN	For	With
						Management	1K	Election of Director to serve for a one-year term expiring in 2023: J.H. QUIGLEY	For	With
						Management	1L	Election of Director to serve for a one-year term expiring in 2023: W.G. SCHRADER	For	With
						Management	2	Advisory approval of the compensation of our named executive officers.	For	With
						Management	3	Ratification of the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2022.	For	With

Robert Half International, Inc.	RHI	770323103	Annual Meeting	5/18/2022	3/25/2022	Management	1A	Election of Director: Julia L. Coronado	For	With
						Management	1B	Election of Director: Dirk A. Kempthorne	For	With
						Management	1C	Election of Director: Harold M. Messmer, Jr.	For	With
						Management	1D	Election of Director: Marc H. Morial	For	With
						Management	1E	Election of Director: Robert J. Pace	For	With
						Management	1F	Election of Director: Frederick A. Richman	For	With
						Management	1G	Election of Director: M. Keith Waddell	For	With
						Management	2	Advisory vote to approve executive compensation.	For	With
						Management	3	To ratify the appointment of PricewaterhouseCoopers LLP, as the Company's independent registered public accounting firm for 2022.	For	With

Take-Two Interactive Software, Inc.	TTWO	874054109	Special Meeting	5/19/2022	4/4/2022	Management	1

Approval of the issuance of shares of Take-Two common stock in connection with the combination contemplated by the Agreement and Plan of Merger, dated January 9, 2022, among Take-Two, Zebra MS I, Inc., Zebra MS II, Inc. and Zynga, as the same may be amended from time to time.

									For	With
						Management	2

Approval and adoption of an amendment to the Company's Restated Certificate of Incorporation to increase the number of authorized shares of Company capital stock from 205,000,000 to 305,000,000, of which 300,000,000 shares will be common stock and 5,000,000 shares will be preferred stock.

									For	With
						Management	3

Approval of the adjournment of the Company's special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the Company's special meeting to approve proposals 1 and 2.

									For	With

Quanta Services, Inc.	PWR	74762E102	Annual Meeting	5/27/2022	4/1/2022	Management	1.1	Election of Director: Earl C. (Duke) Austin, Jr.	For	With
						Management	1.2	Election of Director: Doyle N. Beneby	For	With
						Management	1.3	Election of Director: Vincent D. Foster	For	With
						Management	1.4	Election of Director: Bernard Fried	For	With
						Management	1.5	Election of Director: Worthing F. Jackman	For	With
						Management	1.6	Election of Director: Holli C. Ladhani	For	With
						Management	1.7	Election of Director: David M. McClanahan	For	With
						Management	1.8	Election of Director: Margaret B. Shannon	For	With
						Management	1.9	Election of Director: Martha B. Wyrsch	For	With
						Management	2	Approval, by non-binding advisory vote, of Quanta's executive compensation.	For	With
						Management	3	Ratification of the appointment of PricewaterhouseCoopers LLP as Quanta's independent registered public accounting firm for fiscal year 2022.	For	With
						Management	4

Approval of an amendment to the Quanta Services, Inc. 2019 Omnibus Equity Incentive Plan to increase the number of shares of Quanta common stock that may be issued thereunder and make certain other changes.

									For	With

Xcel Energy, Inc.	XEL	98389B100	Annual Meeting	5/18/2022	3/21/2022	Management	1A	Election of Director: Lynn Casey	For	With
						Management	1B	Election of Director: Bob Frenzel	For	With
						Management	1C	Election of Director: Netha Johnson	For	With
						Management	1D	Election of Director: Patricia Kampling	For	With
						Management	1E	Election of Director: George Kehl	For	With
						Management	1F	Election of Director: Richard O'Brien	For	With
						Management	1G	Election of Director: Charles Pardee	For	With
						Management	1H	Election of Director: Christopher Policinski	For	With
						Management	1I	Election of Director: James Prokopanko	For	With
						Management	1J	Election of Director: Kim Williams	For	With
						Management	1K	Election of Director: Daniel Yohannes	For	With
						Management	2	Company proposal to approve, on an advisory basis, executive compensation.	For	With
						Management	3	Company proposal to ratify the appointment of Deloitte & Touche LLP as Xcel Energy Inc.'s independent registered public accounting firm for 2022.	For	With

Baker Hughes Co.	BKR	05722G100	Annual Meeting	5/17/2022	3/21/2022	Management	1.1	Election of Director: W. Geoffrey Beattie	For	With
						Management	1.2	Election of Director: Gregory D. Brenneman	For	With
						Management	1.3	Election of Director: Cynthia B. Carroll	For	With
						Management	1.4	Election of Director: Nelda J. Connors	For	With
						Management	1.5	Election of Director: Michael R. Dumais	For	With
						Management	1.6	Election of Director: Gregory L. Ebel	For	With
						Management	1.7	Election of Director: Lynn L. Elsenhans	For	With
						Management	1.8	Election of Director: John G. Rice	For	With
						Management	1.9	Election of Director: Lorenzo Simonelli	For	With
						Management	2	An advisory vote related to the Company's executive compensation program	For	With
						Management	3	The ratification of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2022	For	With

DocuSign, Inc.	DOCU	256163106	Annual Meeting	6/3/2022	4/6/2022	Management	1	Vote Board of Directors: Election of Director: Teresa Briggs; Election of Director: Blake J. Irving; Election of Director: Daniel D. Springer	For All	With
						Management	2	Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for fiscal year ending January 31, 2023	For	With
						Management	3	Approval, on an advisory basis, of our named executive officers' compensation	For	With

Devon Energy Corp.	DVN	25179M103	Annual Meeting	6/8/2022	4/11/2022	Management	1

Vote Board of Directors: Election of Director: Barbara M. Baumann; Election of Director: John E. Bethancourt; Election of Director: Ann G. Fox; Election of Director: David A. Hager; Election of Director: Kelt Kindick; Election of Director: John Krenicki Jr.; Election of Director: Karl F. Kurz; Election of Director: Robert A. Mosbacher, Jr; Election of Director: Richard E. Muncrief; Election of Director: Duane C. Radtke; Election of Director: Valerie M. Williams

									For All	With
						Management	2	Ratify the selection of the Company's Independent Auditors for 2022.	For	With
						Management	3	Advisory Vote to Approve Executive Compensation.	For	With
						Management	4	Approve the Devon Energy Corporation 2022 Long-Term Incentive Plan.	For	With

American Airlines Group, Inc.	AAL	02376R102	Annual Meeting	6/8/2022	4/12/2022	Management	1A	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Jim Albaugh	For	With
						Management	1B	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Jeff Benjamin	For	With
						Management	1C	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Adriane Brown	For	With
						Management	1D	Election of Director to serve until the 2023 Annual Meeting of Stockholders: John Cahill	For	With
						Management	1E	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Mike Embler	For	With
						Management	1F	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Matt Hart	For	With
						Management	1G	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Robert Isom	For	With
						Management	1H	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Sue Kronick	For	With
						Management	1I	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Marty Nesbitt	For	With
						Management	1J	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Denise O'Leary	For	With
						Management	1K	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Doug Parker	For	With
						Management	1L	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Ray Robinson	For	With
						Management	1M	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Greg Smith	For	With
						Management	1N	Election of Director to serve until the 2023 Annual Meeting of Stockholders: Doug Steenland	For	With
						Management	2	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm of American Airlines Group Inc. for the fiscal year ending December 31, 2022	For	With
						Management	3	Advisory vote to approve executive compensation (Say-on-Pay)	For	With
						Management	4	Approve and adopt an amendment of the Certificate of Incorporation to allow future amendments to the Bylaws by stockholders by simple majority vote	For	With
						Management	5	Approve and adopt an amendment of the Certificate of Incorporation to allow all other provisions of the Certificate of Incorporation to be amended in the future by simple majority vote	For	With
						Management	6	Approve the Tax Benefit Preservation Plan	For	With
						Stockholder	7	Advisory vote on a stockholder proposal to provide a report on lobbying activities and expenditures	For	Against

RAREVIEW DYNAMIC FIXED INCOME ETF (RDFI)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/15/2021	5/4/2021	Management	1A	Election of Class I Trustees: i) Mark R. Fetting; ii) Valerie A. Mosley; iii) William H. Park; iv) Keith Quinton	For All	With

Blackrock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual Meeting	7/29/2021	6/1/2021	Management	1	To Elect Board Member Nominees: 1) J. Phillip Holloman; 2) Catherine A. Lynch; 3) Karen P. Robards; 4) Frank J. Fabozzi	For All	With

BlackRock Debt Strategies Fund, Inc.	DSU	09255R202	Annual Meeting	7/29/2021	6/1/2021	Management	1	To Elect Board Member Nominees: 1) R. Glenn Hubbard; 2) W. Carl Kester; 3) John M. Perlowski; 4) Karen P. Robards	For All	With

BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	09255X100	Annual Meeting	7/29/2021	6/1/2021	Management	1	To Elect Board Member Nominees: 1) R. Glenn Hubbard; 2) W. Carl Kester; 3) John M. Perlowski; 4) Karen P. Robards	For All	With

Blackrock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

Nuveen Quality Municipal Income Fund	NAD	67066V101	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Nuveen AMT-Free Quality Municipal Income Fund	NEA	670657105	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Invesco High Income 2023 Target Term Fund	IHIT	46135X108	Annual Meeting	8/6/2021	5/10/2021	Management	1	Election of Trustees: 1) Jack M. Fields; 2) Martin L. Flanagan; 3) Elizabeth Krentzman; 4) Robert C. Troccoli; 5) James D. Vaughn	For All	With

Invesco Dynamic Credit Opportunities Fund	VTA	46132R104	Annual Meeting	9/3/2021	6/7/2021	Management	1	To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Invesco Dynamic Credit Opportunities Fund into the Invesco Dynamic Credit Opportunity Fund.	For	With
						Management	2

Vote Board of Directors: 1)Election of Director: Jack M. Fields; 2)Election of Director: Martin L. Flanagan; 3)Election of Director: Elizabeth Krentzman; 4)Election of Director: Robert C. Troccoli; 5)Election of Director: James D. Vaughn

									For All	With

Western Asset Emerging Markets Debt Fund	EMD	95766A101	Annual Meeting	10/22/2021	9/1/2021	Management	1A	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Carol L. Colman	For	With
						Management	1B	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Daniel P. Cronin	For	With
						Management	1C	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Paolo M. Cucchi	For	With
						Management	2	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending December 31, 2021.	For	With

Nuveen New Jersey Quality Municipal Income Fund	NXJ	67069Y102	Annual Meeting	11/17/2021	9/20/2021	Management	1A	Vote Board of Directors: Election of Director: Jack B. Evans; Election of Director: Joanne T. Medero; Election of Director: Matthew Thornton III	For	With

Doubleline Yield Opportunities Fund	DLY	25862D105	Annual Meeting	2/18/2022	12/17/2021	Management	1A	Election of Trustee: Joseph J. Ciprari (Class II)	For	With

PGIM Global High Yield Fund, Inc.	GHY	69346J106	Annual Meeting	3/9/2022	12/17/2021	Management	1.1	Election of Class I Director: Ellen S. Alberding	For	With
						Management	1.2	Election of Class I Director: Stuart S. Parker	For	With
						Management	1.3	Election of Class I Director: Brian K. Reid	For	With
						Management	2	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	For	With

PGIM High Yield Bond Fund, Inc.	ISD	69346H100	Annual Meeting	3/9/2022	12/17/2021	Management	1.1	Election of Class I Director: Ellen S. Alberding	For	With
						Management	1.2	Election of Class I Director: Stuart S. Parker	For	With
						Management	1.3	Election of Class I Director: Brian K. Reid	For	With
						Management	2	Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	For	With

Nuveen Short Duration Credit Opportunities Fund	JSD	67074X107	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Credit Strategies Income Fund	JQC	67073D102	Annual Meeting	4/8/2022	1/18/2022	Management	1C	Vote Board of Directors:Election of Director: William C. Hunter; Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Floating Rate Income Fund	JFR	67072T108	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Senior Income Fund	NSL	67067Y104	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Nuveen Municipal Credit Opportunities Fund	NMCO	670663103	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Blackstone/GSO Strategic Credit Fund	BGB	09257R101	Annual Meeting	4/20/2022	2/18/2022	Management	3.1	Election of Trustee: Daniel H. Smith, Jr.	For	With

Pimco Dynamic Income Opportunities Fund	PDO	69355M107	Annual Meeting	4/26/2022	2/25/2022	Management	1A	Election of Trustee: Deborah A. DeCotis	For	With
						Management	1B	Election of Trustee: David N. Fisher	For	With
						Management	1C	Election of Trustee: Joseph B. Kittredge, Jr.	For	With
						Management	1D	Election of Trustee: E. Grace Vandecruze	For	With

Ares Dynamic Credit Allocation Fund	ARDC	04014F102	Annual Meeting	5/12/2022	3/14/2022	Management	1.1	Election of Class III Director to serve for a term expiring in 2025 Annual Meeting: David A. Sachs	For	With

Aberdeen Asia-Pacific Income Fund, Inc.	FAX	003009107	Annual Meeting	4/28/2022	3/4/2022	Management	1.1	Election of Class I director of the Fund, for a three-year term until the 2025 Annual Meeting of Stockholders: Stephen Bird	For	With
						Management	3.1	To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: P. Gerald Malone (Class II - 3 year term ending 2023)	For	With
						Management	3.2	To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred - 3 year term ending 2024)	For	With

Apollo Tactical Income Fund, Inc.	AIF	037638103	Annual Meeting	6/9/2022	3/18/2022	Management	1	Vote Board of Directors: Election of Director: Glenn N. Marchak; Election of Director: Todd J. Slotkin; Election of Director: Elliot Stein, Jr.	For All	With

Morgan Stanley Emerging Markets Debt Fund, Inc.	MSD	61744H105	Annual Meeting	6/24/2022	4/4/2022	Management	1

Vote Board of Directors: Election of Director: Frances L. Cashman*; Election of Director: Frank L. Bowman#; Election of Director: Jakki L. Haussler#; Election of Director: Manuel H. Johnson#; Election of Director: Eddie A. Grier#

									For All	With

Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/14/2022	5/3/2022	Management	1A	Vote Board of Directors: Election of Director: Thomas E. Faust Jr.;Election of Director: Cynthia E. Frost; Election of Director: Scott E. Wennerholm; Election of Director: Nancy A. Wiser	For All	With

Angel Oak Financial Strategies Income Term Trust	FINS	03464A100	Annual Meeting	6/30/2022	4/14/2022	Management	1

To approve the issuance of additional common shares of beneficial interest of the Fund in connection with the reorganization of Angel Oak Dynamic Financial Strategies Income Term Trust, another closed-end fund, with and into the Fund.

									For	With
						Management	2	To amend the Fund's Declaration of Trust to extend the termination date of the Fund from May 31, 2031, to June 30, 2035.	For	With
						Management	3.1	Election of Class II Trustee: Andrea N. Mullins	For	With
						Management	3.2	Election of Class II Trustee: Keith M. Schappert	For	With

BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund, Inc.	MQY	09254F100	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Municipal Income Fund, Inc.	MUI	09253X102	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Core Bond Trust	BHK	09249E101	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniHoldings Fund	MHD	09253N104	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Municipal Income Trust II	BLE	09249N101	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

RAREVIEW TAX ADVANTAGED INCOME ETF (RTAI)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management
Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/15/2021	5/4/2021	Management	1A	Election of Class I Trustees: i) Mark R. Fetting; ii) Valerie A. Mosley; iii) William H. Park; iv) Keith Quinton	For All	With

Blackrock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

Blackrock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/29/2021	6/1/2021	Management	1

To elect board member nominees: 1)Michael J. Castellano; 2) Richard E Cavanagh; 3) Cynthia L. Egan; 4) Robert Fairbaim; 5) Stayce Harris; 6) J. Phillip Holloman; 7) R. Glenn Hubbard; 8) Catherine A. Lynch; 9) John M. Perlowski; 10) Karen P. Robards

									For All	With

Nuveen Quality Municipal Income Fund	NAD	67066V101	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Nuveen AMT-Free Quality Municipal Income Fund	NEA	670657105	Annual Meeting	8/4/2021	6/7/2021	Management	1C	Election of Board Members Class III: 1) Jack B. Evans; 2) Joanne T. Medero; 3) Mathew Thornton III	For All	With

Invesco Value Municipal Income Trust	IIM	46132P108	Annual Meeting	8/6/2021	5/10/2021	Management	1	Election of Trustees: 1) Jack M. Fields; 2) Martin L. Flanagan; 3) Elizabeth Krentzman; 4) Robert C. Troccoli; 5) James D. Vaughn	For All	With

Western Asset Managed Municipals Fund Inc.	MMU	95766M105	Annual Meeting	10/22/2021	9/1/2021	Management	1.1	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Carol L. Colman	For	With
						Management	1.2	Election of Class I Director to serve until the 2024 Annual Meeting of Stockholders: Jane Trust	For	With
						Management	2	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending May 31, 2022.	For	With

Nuveen California Quality Municipal Income Fund	NAC	67066Y105	Annual Meeting	11/17/2021	9/20/2021	Management	1A	Vote Board of Directors: Election of Director: Jack B. Evans; Election of Director: Joanne T. Medero; Election of Director: Matthew Thornton III	For	With

Nuveen New Jersey Quality Municipal Income Fund	NXJ	67069Y102	Annual Meeting	11/17/2021	9/20/2021	Management	1A	Vote Board of Directors: Election of Director: Jack B. Evans; Election of Director: Joanne T. Medero; Election of Director: Matthew Thornton III	For	With

Nuveen Municipal Credit Opportunities Fund	NMCO	670663103	Annual Meeting	4/8/2022	1/18/2022	Management	1A	Vote Board of Directors:Election of Director: Judith M. Stockdale; Election of Director: Carole E. Stone; Election of Director: Margaret L. Wolff	For	With

Eaton Vance Municipal Bond Fund	EIM	27827X101	Annual Meeting	7/14/2022	5/3/2022	Management	1A	Vote Board of Directors: Election of Director: Thomas E. Faust Jr.;Election of Director: Cynthia E. Frost; Election of Director: Scott E. Wennerholm; Election of Director: Nancy A. Wiser	For All	With

BlackRock Municipal Income Fund, Inc	MUI	09253X102	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund III, Inc.	MYI	09254E103	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock Municipal Income Trust II	BLE	09249N101	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniYield Quality Fund, Inc.	MQY	09254F100	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniVest Fund, Inc.	MVF	09253R105	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

BlackRock MuniHoldings Fund	MHD	09253N104	Annual Meeting	7/25/2022	5/27/2022	Management	1	Vote Board of Directors: Election of Director: Cynthia L. Egan; Election of Director: Robert Fairbairn; Election of Director: Stayce D. Harris	For All	With

RAREVIEW SYSTEMATIC EQUITY ETF (RSEE)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

No Votes During The Period 07/01/2021-06/30/2022

RAREVIEW INFLATION/DEFLATION ETF (FLTN)

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

No Votes During The Period 07/01/2021-06/30/2022

PORTFOLIO NAME	ISSUER'S NAME	EXCHANGE TICKER SYMBOL	CUSIP	SHARE-HOLDER MEETING TYPE	SHARE-HOLDER MEETING DATE	MATTER IDENTIFICATION	PROPOSAL TYPE	VOTED (Y/N)	VOTES CAST (SHARES)	VOTE FOR (F) OR AGAINST (A) MANAGEMENT	PROXY SUBMISSION DEADLINE	VOTE COMPLETION DATE

The Active Dividend Stock ETF	DARDEN RESTAURANTS, INC.	DRI	237194105	annual	9/22/2021	PROPOSALS	NORMAL	Y	1371	F	9/21/2021	8/19/2021
The Active Dividend Stock ETF	FEDEX CORPORATION	FDX	31428X106	annual	9/27/2021	PROPOSALS	NORMAL	Y	2094	F	9/26/2021	8/30/2021
The Active Dividend Stock ETF	CINTAS CORPORATION	CTAS	172908105	annual	10/26/2021	PROPOSALS	NORMAL	Y	440	F	10/25/2021	10/4/2021
The Active Dividend Stock ETF	NIKE	NKE	654106103	annual	10/6/2021	PROPOSALS	NORMAL	Y	1179	F	10/5/2021	10/4/2021
The Active Dividend Stock ETF	RPM INTERNATIONAL INC.	RPM	749685103	annual	10/7/2021	PROPOSALS	NORMAL	Y	1152	F	10/7/2021	10/4/2021
The Active Dividend Stock ETF	AUTOMATIC DATA PROCESSING, INC.	ADP	53015103	annual	11/10/2021	PROPOSALS	NORMAL	Y	460	F	11/9/2021	10/4/2021
The Active Dividend Stock ETF	FOX CORPORATION	FOXA	35137L204	annual	11/10/2021	PROPOSALS	NORMAL	Y	2585	F	11/9/2021	10/4/2021
The Active Dividend Stock ETF	ROYAL GOLD, INC.	RGLD	780287108	annual	11/17/2021	PROPOSALS	NORMAL	Y	823	F	11/16/2021	10/25/2021
The Active Dividend Stock ETF	DONALDSON COMPANY, INC.	DCI	257651109	annual	11/19/2021	PROPOSALS	NORMAL	Y	1474	F	11/18/2021	10/25/2021
The Active Dividend Stock ETF	BROADRIDGE FINANCIAL SOLUTIONS, INC.	BR	11133T103	annual	11/18/2021	PROPOSALS	NORMAL	Y	537	F	11/17/2021	10/25/2021
The Active Dividend Stock ETF	JACK HENRY & ASSOCIATES, INC.	JKHY	426281101	annual	11/16/2021	PROPOSALS	NORMAL	Y	4367	F	11/15/2021	10/25/2021
The Active Dividend Stock ETF	AUTOMATIC DATA PROCESSING, INC.	ADP	530151036	annual	11/10/2021	PROPOSALS	NORMAL	Y	460	F	11/9/2021	10/25/2021
The Active Dividend Stock ETF	THE CLOROX COMPANY	CLX	189054109	annual	11/17/2021	PROPOSALS	NORMAL	Y	1084	F	11/16/2021	10/25/2021
The Active Dividend Stock ETF	LANCASTER COLONY CORPORATION	LANC	513847103	annual	11/10/2021	PROPOSALS	NORMAL	Y	1061	F	11/9/2021	10/25/2021
The Active Dividend Stock ETF	FACTSET RESEARCH SYSTEMS INC.	FDS	303075105	annual	12/16/2021	PROPOSALS	NORMAL	Y	442	F	12/15/2021	11/17/2021
The Active Dividend Stock ETF	Costco Wholesale Corporation	COST	22160K105	annual	1/20/2022	PROPOSALS	NORMAL	Y	401	F	1/19/2022	12/28/2021

FOMO ETF	Qualcomm	QCOM	747525103	annual	3/9/2022	PROPOSALS	NORMAL	Y	5078	F	3/8/2022	2/7/2022
FOMO ETF	ADVANCED MICRO DEVICES, INC.	AMD	7903107	annual	5/18/2022	PROPOSALS	NORMAL	Y	1016	F	5/17/2022	4/6/2022
FOMO ETF	ARCHER-DANIELS-MIDLAND COMPANY	ADM	39483102	annual	5/5/2022	PROPOSALS	NORMAL	Y	1601	F	5/4/2021	4/6/2022
FOMO ETF	Bristol-Myers Squibb	BMY	110122108	annual	5/3/2022	PROPOSALS	NORMAL	Y	1941	F	5/2/2022	4/6/2022
FOMO ETF	Corning	GLW	219350105	annual	4/28/2022	PROPOSALS	NORMAL	Y	1530	F	4/27/2022	4/6/2022
FOMO ETF	Lockheed Martin Corp.	LMT	539830109	annual	4/21/2022	PROPOSALS	NORMAL	Y	506	F	4/20/2022	4/6/2022

SPAC and New Issue ETF	E.Merge Tech Acquistion Corp.	ETAC	26873Y104	Special	6/28/2022	PROPOSALS	NORMAL	Y	76723	F	6/27/2022	6/23/2022
SPAC and New Issue ETF	International Media Acquisition Corp	IMAQ	459867107	Special	7/26/2022	PROPOSALS	NORMAL	Y	39006	F	7/25/2022	7/18/2022
SPAC and New Issue ETF	CC NEUBERGER PRINCIPAL HOLDINGS II	PRPB	G3166T103	Special	7/19/2022	PROPOSALS	NORMAL	Y	48664	F	7/18/2022	7/18/2022
SPAC and New Issue ETF	GOBI ACQUISTITION CORP.	GOBI	G4022Y104	Special	7/22/2022	PROPOSALS	NORMAL	Y	19527	F	7/21/2022	7/18/2022

Trend Aggregation Conservative ETF	DELAWARE IVY HIGH INCOME OPPOR FUND	IVH	465893105	annual	8/19/2021	PROPOSALS	NORMAL	Y	3600	F	8/18/2021	7/19/2021
Trend Aggregation Conservative ETF	THE PROCTER & GAMBLE COMPANY	PG	742718109	annual	10/12/2021	PROPOSALS	NORMAL	Y	291	F	10/11/2021	9/2/2021
Trend Aggregation Conservative ETF	FIRST TR SR FLOAT RT 2022 TGT TM FD-COM	FIV	33740K101	annual	9/13/2021	PROPOSALS	NORMAL	Y	6784	F	9/12/2021	9/2/2021

Trend Aggregation Growth ETF	SPECTRUM BRANDS HOLDINGS, INC.	SPB	84762L204	annual	8/3/2021	PROPOSALS	NORMAL	Y	560	F	8/2/2021	7/19/2021
Trend Aggregation Growth ETF	REPAY HOLDINGS CORPORATION	RPAY	G8857R118	annual	8/18/2021	PROPOSALS	NORMAL	Y	1139	F	8/17/2021	7/19/2021
Trend Aggregation Growth ETF	VIRGIN GALACTIC HOLDINGS, INC.	SPCE	92766K106	annual	8/25/2021	PROPOSALS	NORMAL	Y	1967	F	8/24/2021	7/19/2021
Trend Aggregation Growth ETF	CHURCHILL CAPITAL CORP IV	CCIV	N/A	Special	7/22/2021	PROPOSALS	NORMAL	Y	1088	F	7/21/2021	7/19/2021
Trend Aggregation Growth ETF	NIKE, INC.	NKE	654106103	annual	10/6/2021	PROPOSALS	NORMAL	Y	219	F	10/5/2021	8/30/2021
Trend Aggregation Growth ETF	UNITED THERAPEUTICS CORPORATION	UTHR	91307C102	annual	9/30/2021	PROPOSALS	SPECIAL	Y	176	F	9/29/2021	8/30/2021
Trend Aggregation Growth ETF	JACK HENRY & ASSOCIATES, INC.	JKHY	426281101	annual	11/16/2021	PROPOSALS	NORMAL	Y	323	F	11/15/2021	10/25/2021
Trend Aggregation Growth ETF	AFFIRM HOLDINGS, INC.	AFRM	00827B106	annual	12/3/2021	PROPOSALS	NORMAL	Y	482	F	12/2/2021	10/26/2021
Trend Aggregation Growth ETF	NEWMARK GROUP, INC.	NMRK	65158NAB8	annual	12/17/2021	PROPOSALS	NORMAL	Y	3851	F	12/16/2021	11/17/2021
Trend Aggregation Growth ETF	PALO ALTO NETWORKS, INC.	PANW	697435105	annual	12/14/2021	PROPOSALS	NORMAL	Y	117	F	12/13/2021	11/17/2021

Trend Aggregation U.S. ETF	TAKE-TWO INTERACTIVE SOFTWARE, INC.	TTWO	874054109	annual	9/14/2021	PROPOSALS	NORMAL	Y	5387	F	9/13/2021	8/11/2021
Trend Aggregation U.S. ETF	ZSCALER, INC.	ZS	98980G102	annual	1/5/2022	PROPOSALS	NORMAL	Y	34	F	1/4/2021	12/8/2021

The De-SPAC ETF	No votes during the period 07/01/2021-06/30/2022

Nextgen Trend & Defend ETF	No votes during the period 07/01/2021-06/30/2022

Revere Sector Opportunity ETF	No votes during the period 07/01/2021-06/30/2022

The Short De-SPAC ETF	No votes during the period 07/01/2021-06/30/2022

Tuttle Capital Short Innovation ETF	No votes during the period 07/01/2021-06/30/2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 11, 2022

By /s/ William McCormick

* William McCormick

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 11, 2022

*Print the name and title of each signing officer under his or her signature.